(2_FIDELITY_LOGOS)FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS
ANNUAL REPORT
MARCH 31, 1997
CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 FIDELITY INSTITUTIONAL CASH PORTFOLIOS:

  TREASURY                                                        3

  GOVERNMENT                                                      7

  DOMESTIC                                                        12

  MONEY MARKET                                                    18

 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT    25

 DAILY MONEY FUND:

  TREASURY ONLY                                                   41

 FIDELITY MONEY MARKET TRUST:                                     45
  RATED MONEY MARKET

NOTES TO FINANCIAL STATEMENTS                                     50

REPORTS OF INDEPENDENT ACCOUNTANTS                                56

FUND GOALS:
EACH OF TREASURY, GOVERNMENT, DOMESTIC, MONEY MARKET, TREASURY ONLY, AND RATED MONEY MARKET SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY WITHIN THE LIMITATIONS PRESCRIBED FOR THE FUND.
TAX EXEMPT SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH A PORTFOLIO OF HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT
THE FUNDS WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY
DISTRIBUTORS IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ
THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. TREASURY OBLIGATIONS - 25.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 10.3%
5/29/97 5.67% $ 3,000,000 $ 2,973,819
5/29/97 5.71  81,000,000  80,295,300
5/29/97 5.74  161,000,000  159,592,815
7/24/97 5.73  223,000,000  219,171,784
9/18/97 5.68  60,000,000  58,475,666
9/18/97 5.70  85,000,000  82,836,514
9/18/97 5.71  82,000,000  79,908,032
3/5/98 5.64  92,000,000  87,389,586
3/5/98 5.67  100,000,000  94,967,142
4/2/98 6.00  105,000,000  98,993,175
  964,603,833
U.S. TREASURY NOTES - 15.2%
4/30/97 5.29  50,000,000  50,046,001
4/30/97 5.30  151,000,000  151,145,757
5/15/97 5.27  344,750,000  345,236,859
5/31/97 5.28  170,000,000  170,191,841
5/31/97 5.29  173,000,000  173,189,866
6/30/97 5.30  90,000,000  90,062,545
11/30/97 5.50  62,000,000  61,895,586
2/28/98 5.67  106,000,000  105,392,381
3/31/98 5.56  47,000,000  47,149,621
3/31/98 5.60  14,000,000  14,039,110
3/31/98 5.62  80,000,000  80,201,433
3/31/98 5.69  90,000,000  90,159,357
3/31/98 5.73  40,500,000  40,553,423
  1,419,263,780
TOTAL U.S. TREASURY OBLIGATIONS   2,383,867,613
REPURCHASE AGREEMENTS - 74.5%
 MATURITY
 AMOUNT
In a joint trading account (Notes 2 and 3):
 (U.S. Treasury Obligations)
  dated 3/31/97 due 4/1/97:
   At 3.00%  $ 276,687,055  276,664,000
   At 6.01%   416,963,605  416,894,000
   At 6.13%   408,328,571  408,259,000
   At 6.50%   5,464,986,237  5,464,000,000
 (U.S. Treasury Obligations)
  dated 2/4/97 due 4/2/97
   At 5.30%   420,499,325  417,000,000
TOTAL REPURCHASE AGREEMENTS   6,982,817,000
TOTAL INVESTMENTS - 100%  $ 9,366,684,613
Total Cost for Income Tax Purposes  $ 9,366,684,613
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $980,000 of which $46,000, $1,000, $337,000, $582,000 and
$14,000 will expire on March 31, 1999, 2000, 2001, 2002 and 2003, respectively. Of the loss carryforwards expiring in 1999, 2001, 2002 and 2003, $28,000, $8,000, $48,000 and $14,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations (see Note 7 of Notes to Financial Statements).
A total of 21.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997

ASSETS

Investment in securities, at value (including repurchase agreements of $6,982,817,000) - See                   $ 9,366,684,613
accompanying schedule

Receivable for investments sold                                                                                 63,142,687

Interest receivable                                                                                             28,577,638

 TOTAL ASSETS                                                                                                   9,458,404,938

LIABILITIES

Payable for investments purchased                                                               $ 98,993,175

Share transactions in process                                                                    18,415,051

Distributions payable                                                                            26,160,689

Accrued management fee                                                                           1,138,397

Distribution fees payable                                                                        784,602

Other payables and                                                                               586,392
accrued expenses

 TOTAL LIABILITIES                                                                                              146,078,306

NET ASSETS                                                                                                     $ 9,312,326,632

Net Assets consist of:

Paid in capital                                                                                                $ 9,313,294,325

Accumulated net realized gain (loss) on investments                                                             (967,693)

NET ASSETS                                                                                                     $ 9,312,326,632

CLASS I:                                                                                                        $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($5,598,330,426 (divided by)
 5,598,829,802 shares)

CLASS II:                                                                                                       $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($89,801,217 (divided by)
 89,809,227 shares)

CLASS III:                                                                                                      $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($3,624,194,989 (divided by)
 3,624,518,271 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1997

INTEREST INCOME                                                        $ 501,207,988

EXPENSES

Management fee                                          $ 18,662,472

Transfer agent fees

 Class I                                                 1,726,838

 Class II                                                15,754

 Class III                                               631,338

Distribution fees

 Class II                                                79,909

 Class III                                               6,302,482

Accounting fees and expenses                             757,887

Non-interested trustees' compensation                    85,776

Custodian fees and expenses                              104,710

Registration fees

 Class I                                                 422,611

 Class II                                                148,201

 Class III                                               347,286

Audit                                                    59,175

Legal                                                    48,959

Miscellaneous                                            64,422

 Total expenses before reductions                        29,457,820

 Expense reductions                                      (4,418,853     25,038,967
                                                        )

NET INTEREST INCOME                                                     476,169,021

NET REALIZED GAIN (LOSS)                                                124,730
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 476,293,751


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED   YEAR ENDED
                                    MARCH 31,    MARCH 31,
                                    1997         1996


Operations                                                                       $ 476,169,021      $ 370,769,223
Net interest income

 Net realized gain (loss)                                                         124,730            106,955

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  476,293,751        370,876,178

Distributions to shareholders from:
Net interest income

  Class I                                                                         (349,246,541)      (320,652,604)

  Class II                                                                        (2,668,590)        (1,677,682)

  Class III                                                                       (124,253,890)      (48,438,937)

 TOTAL DISTRIBUTIONS                                                              (476,169,021)      (370,769,223)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                                         (1,639,346,558)    1,299,702,691

  Class II                                                                        49,334,809         40,474,418

  Class III                                                                       2,189,064,435      849,830,905

Net asset value of Class I shares issued in exchange for the net assets of        -                  1,004,156,957
Fidelity Institutional Cash Portfolios: Treasury

Net asset value of Class I shares issued in exchange for the net assets of        -                  141,780,306
Fidelity Money Market Trust: U.S. Treasury Portfolio

Net asset value of Class I shares issued in exchange for the net assets of        103,327,567        -
State & Local Asset Management Series: U.S. Government Portfolio

 TOTAL SHARE TRANSACTIONS                                                         702,380,253        3,335,945,277

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                         702,504,983        3,336,052,232

NET ASSETS

 Beginning of period                                                              8,609,821,649      5,273,769,417

 End of period                                                                   $ 9,312,326,632    $ 8,609,821,649

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I
                           YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA    1997                    1996   1995   1994   1993


Net asset value, beginning of period                  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                                   .052          .056          .047          .030          .034

Less Distributions

 From net interest income                              (.052)        (.056)        (.047)        (.030)        (.034)

Net asset value, end of period                        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN A                                         5.30%         5.79%         4.78%         3.06%         3.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 5,598,330   $ 7,134,049   $ 4,688,198   $ 4,551,918   $ 5,589,663

Ratio of expenses to average net assets                .20%          .20% B        .18%          .18%          .18%
                                                      B                           B             B             B

Ratio of net interest income to average net assets     5.17%         5.61%         4.71%         3.01%         3.38%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS - CLASS II
                           YEAR ENDED   NOVEMBER 6,
                           MARCH 31,    1995
                                        (COMMENCEMENT
                                        OF OPERATIONS) TO
                                        MARCH 31,

SELECTED PER-SHARE DATA    1997         1996

Net asset value, beginning of period                  $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                   .050       .021

Less Distributions

 From net interest income                              (.050)     (.021)

Net asset value, end of period                        $ 1.000    $ 1.000

TOTAL RETURN B                                         5.14%      2.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 89,801   $ 40,470

Ratio of expenses to average net assets                .35%       .35% A,
                                                      C          C

Ratio of net interest income to average net assets     5.01%      5.18% A

FINANCIAL HIGHLIGHTS - CLASS III

                           YEARS ENDED MARCH 31,                 OCTOBER 22,
                                                                 1993
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS) TO
                                                                 MARCH 31,

SELECTED PER-SHARE DATA    1997                    1996   1995   1994



Net asset value, beginning of period                  $ 1.000       $ 1.000       $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .049          .054          .044        .012

Less Distributions

 From net interest income                              (.049)        (.054)        (.044)      (.012)

Net asset value, end of period                        $ 1.000       $ 1.000       $ 1.000     $ 1.000

TOTAL RETURN B                                         5.03%         5.50%         4.45%       1.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 3,624,195   $ 1,435,302   $ 585,571   $ 5,175

Ratio of expenses to average net assets                .45%          .46%          .50%        .50% A,
                                                      C             C             C           C

Ratio of net interest income to average net assets     4.93%         5.28%         4.91%       2.69% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


FEDERAL AGENCIES - 50.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 8.8%
4/2/97 5.35% $ 133,000,000 $ 132,947,744
4/28/97 5.61  14,000,000  13,995,545
6/4/97 5.44  33,000,000  32,980,563
6/19/97 5.46  80,000,000  79,943,749
3/18/98 5.88  65,000,000  65,000,000
  324,867,601
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 4.3%
5/29/97 5.32  41,000,000  40,653,539
7/25/97 5.41  80,000,000  78,653,222
7/28/97 5.35  21,000,000  20,641,034
8/20/97 5.40  20,000,000  19,587,967
  159,535,762
FEDERAL HOME LOAN MORTGAGE CORP. - AGENCY COUPONS - 1.5% 3/17/98 5.79 28,000,000 27,960,263
4/8/98 (b) 5.72  25,000,000  24,934,175
  52,894,438
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 9.2% 4/10/97 5.28 29,003,000 28,964,934
4/14/97 5.27  160,280,000  159,976,135
4/14/97 5.30  96,000,000  95,816,960
6/4/97 5.36  55,000,000  54,482,755
  339,240,784
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 19.4% 4/1/97 5.34 67,000,000 67,217,731
4/1/97 5.35  178,000,000  177,999,619
4/1/97 5.37  43,000,000  42,982,770
4/1/97 5.42  54,000,000  53,979,268
4/1/97 5.78  62,000,000  61,994,887
4/1/97 5.88  44,000,000  44,000,000
4/4/97 5.35  90,000,000  89,953,193
5/1/97 5.46  95,000,000  94,979,611
6/9/97 5.46  33,000,000  32,980,178
6/13/97 5.46  35,000,000  34,979,752
3/18/98 5.91  10,000,000  9,973,627
  711,040,636
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 7.2% 4/11/97 5.28 30,000,000 29,956,250
4/14/97 5.27  26,000,000  25,950,708
4/21/97 5.40  46,000,000  45,865,833
5/21/97 5.31  47,000,000  46,657,292
5/29/97 5.32  26,000,000  25,780,293
6/17/97 5.37  36,000,000  35,595,365
7/30/97 5.41  54,000,000  53,051,400
  262,857,141
TOTAL FEDERAL AGENCIES    1,850,436,362
U.S. TREASURY OBLIGATIONS - 6.8%
U.S. TREASURY BILLS - 2.1%
3/5/98 5.67  40,000,000  37,986,083
3/5/98 5.68  40,000,000  37,983,267
  75,969,350

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES - 4.7%
7/15/97 5.38% $ 32,000,000 $ 32,279,271
10/15/97 5.39  42,846,000  43,545,091
11/15/97 5.46  98,000,000  99,002,994
  174,827,356
TOTAL U.S. TREASURY OBLIGATIONS   250,796,706
MEDIUM-TERM NOTES (A) - 0.6%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.) (C)
4/15/97 5.50  20,894,420  20,894,420
REPURCHASE AGREEMENTS - 42.2%
 MATURITY
 AMOUNT
In a joint trading account (Notes 2 and 3):
 (U.S. Government Obligations):
  dated 3/31/97 due 4/1/97
   At 6.01%  $ 130,168,729  130,147,000
   At 6.13%   15,489,639  15,487,000
   At 6.50%   71,220,853  71,208,000
   At 6.70%   840,948,481  840,792,000
 (U.S. Government Obligations):
  dated 3/14/97 due 4/2/97
   At 5.38%   46,130,614  46,000,000
  dated 3/6/97 due 4/7/97
   At 5.34%   138,655,040  138,000,000
  dated 3/7/97 due 4/7/97
   At 5.34%   46,211,523  46,000,000
  dated 3/10/97 due 4/9/97
   At 5.34%   137,609,650  137,000,000
  dated 3/11/97 due 4/14/97
   At 5.35%   92,464,856  92,000,000
  dated 3/11/97 due 4/14/97
   At 5.35%   35,176,847  35,000,000
TOTAL REPURCHASE AGREEMENTS   1,551,634,000
TOTAL INVESTMENTS - 100%  $3,673,761,488
Total Cost for Income Tax Purposes  $  3,673,761,488
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
 (as guarantor for
 K.A. Leasing, Ltd.)  3/1/94 $ 20,894,420
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $1,065,000 of which $48,000, $260,000, $746,000 and $11,000 will expire on March 31, 2001, 2002, 2003 and 2004, respectively.
A total of 24.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997

ASSETS

Investment in securities, at value (including repurchase agreements of $1,551,634,000) - See                   $ 3,673,761,488
accompanying schedule

Interest receivable                                                                                             15,530,304

 TOTAL ASSETS                                                                                                   3,689,291,792

LIABILITIES

Payable for investments purchased

 Delayed delivery                                                                               $ 24,934,175

Payable for reverse repurchase                                                                   75,771,048
agreements

Share transactions in process                                                                    163,910

Distributions payable                                                                            9,226,199

Accrued management fee                                                                           456,885

Other payables and                                                                               423,339
accrued expenses

 TOTAL LIABILITIES                                                                                              110,975,556

NET ASSETS                                                                                                     $ 3,578,316,236

Net Assets consist of:

Paid in capital                                                                                                $ 3,579,304,803

Accumulated net realized gain (loss) on investments                                                             (988,567)

NET ASSETS                                                                                                     $ 3,578,316,236

CLASS I:                                                                                                        $1.00
NET ASSET VALUE, offering price and
 redemption price per share
 ($2,810,716,866 (divided by)
 2,811,097,932 shares)

CLASS II:                                                                                                       $1.00
NET ASSET VALUE, offering price and
 redemption price per share
 ($108,635,823 (divided by)
 108,650,552 shares)

CLASS III:                                                                                                      $1.00
NET ASSET VALUE, offering price and
 redemption price per share
 ($658,963,547 (divided by)
 659,052,887 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1997

INTEREST INCOME                                                       $ 199,229,378

EXPENSES

Management fee                                          $ 7,316,191

Transfer agent fees

 Class I                                                 989,063

 Class II                                                21,216

 Class III                                               159,056

Distribution fees

 Class II                                                85,932

 Class III                                               1,065,454

Accounting fees and expenses                             328,522

Non-interested trustees' compensation                    11,700

Custodian fees and expenses                              47,526

Registration fees

 Class I                                                 244,242

 Class II                                                126,313

 Class III                                               310,030

Audit                                                    30,085

Legal                                                    17,926

Miscellaneous                                            28,191

 Total expenses before reductions                        10,781,447

 Expense reductions                                      (2,313,930    8,467,517
                                                        )

NET INTEREST INCOME                                                    190,761,861

NET REALIZED GAIN (LOSS)                                               32,085
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 190,793,946


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED   YEAR ENDED
                                    MARCH 31,    MARCH 31,
                                    1997         1996


Operations                                                                   $ 190,761,861    $ 196,329,755
Net interest income

 Net realized gain (loss)                                                     32,085           (11,447)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              190,793,946      196,318,308

Distributions to shareholders from:
Net interest income

  Class I                                                                     (166,534,586)    (192,250,800)

  Class II                                                                    (2,921,560)      (2,158)

  Class III                                                                   (21,305,715)     (4,076,797)

 TOTAL DISTRIBUTIONS                                                          (190,761,861)    (196,329,755)

Share transactions - net increase (decrease)                                  (253,524,252)    (473,028,897)
at net asset value of $ 1.00 per share:
 Class I

  Class II                                                                    108,548,391      102,161

  Class III                                                                   464,533,354      153,997,567

Net asset value of Class I shares issued in exchange for the net assets of    -                216,086,107
Fidelity Money Market Trust: U.S. Government Portfolio

 TOTAL SHARE TRANSACTIONS                                                     319,557,493      (102,843,062)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     319,589,578      (102,854,509)

NET ASSETS

 Beginning of period                                                          3,258,726,658    3,361,581,167



 End of period                                                                   $ 3,578,316,236   $ 3,258,726,658

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I
                           YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA    1997                    1996   1995   1994   1993


Net asset value, beginning of period                  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                                   .052          .057          .048          .031          .035

Less Distributions

 From net interest income                              (.052)        (.057)        (.048)        (.031)        (.035)

Net asset value, end of period                        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN A                                         5.37%         5.84%         4.86%         3.13%         3.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 2,810,717   $ 3,064,136   $ 3,321,066   $ 3,764,544   $ 5,686,166

Ratio of expenses to average net assets                .20% B        .20% B        .18% B        .18% B        .18% B

Ratio of net interest income to average net assets     5.25%         5.69%         4.77%         3.07%         3.50%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
                           YEAR ENDED   NOVEMBER 6, 1995
                           MARCH 31,    (COMMENCEMENT
                                        OF OPERATIONS) TO
                                         MARCH 31,

SELECTED PER-SHARE DATA    1997         1996

Net asset value, beginning of period                  $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .051        .021

Less Distributions

 From net interest income                              (.051)      (.021)

Net asset value, end of period                        $ 1.000     $ 1.000

TOTAL RETURN B                                         5.22%       2.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 108,636   $ 102

Ratio of expenses to average net assets                .35% C      .35% A,
                                                                  C

Ratio of net interest income to average net assets     5.10%       5.33% A

FINANCIAL HIGHLIGHTS - CLASS III
                           YEARS ENDED MARCH 31,          APRIL 4, 1994
                                                          (COMMENCEMENT
                                                          OF OPERATIONS) TO
                                                          MARCH 31,

SELECTED PER-SHARE DATA    1997                    1996   1995


Net asset value, beginning of period                  $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .050        .054        .045

Less Distributions

 From net interest income                              (.050)      (.054)      (.045)

Net asset value, end of period                        $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                                         5.11%       5.58%       4.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 658,964   $ 194,489   $ 40,516

Ratio of expenses to average net assets                .45% C      .45% C      43% A,
                                                                              C

Ratio of net interest income to average net assets     5.00%       5.30%       5.13% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 1.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
4/7/97 5.49% $ 2,646,121 $ 2,643,731
5/1/97 5.41  2,393,126  2,382,456
8/25/97 5.56  2,388,570  2,336,260
SunTrust Bank, Atlanta
4/18/97 5.42  2,109,473  2,104,094
4/21/97 5.43  4,523,000  4,509,431
TOTAL BANKERS' ACCEPTANCES   13,975,972
CERTIFICATES OF DEPOSIT - 6.1%
American Express Centurion Bank
4/11/97 5.33  15,000,000  14,999,955
Bank of New York, NY
4/29/97 5.56 (a)  4,000,000  4,000,000
Bankers Trust Co.
4/22/97 5.41  20,000,000  20,000,096
CoreStates Bank
8/25/97 5.42  5,000,000  5,000,000
Morgan Guaranty Trust, NY
9/18/97 5.77  5,000,000  4,999,082
9/30/97 5.60  10,000,000  10,007,591
3/20/98 6.00  5,000,000  4,997,227
TOTAL CERTIFICATES OF DEPOSIT   64,003,951
COMMERCIAL PAPER - 39.5%
AC Acquisition Holding Company
4/21/97 5.40  3,000,000  2,991,067
5/13/97 5.43  2,000,000  1,987,470
5/22/97 5.65  1,000,000  992,067
5/23/97 5.65  5,000,000  4,959,556
AVCO Financial Services
4/8/97 5.41  10,000,000  9,989,617
4/21/97 5.55  10,000,000  9,969,333
4/28/97 5.42  10,000,000  9,959,875
American Brands, Inc.
4/29/97 5.41  10,500,000  10,456,472
American Express Credit Corp.
4/24/97 5.36  6,000,000  5,979,607
Asset Securitization Coop. Corp.
4/9/97 5.32  12,740,000  12,725,052
4/14/97 5.35  5,000,000  4,990,394
4/21/97 5.35  5,000,000  4,985,222
Associates Corp. of North America
5/13/97 5.36  9,000,000  8,944,455
Bear Stearns Cos., Inc.
5/28/97 5.35  5,000,000  4,958,200
CIESCO, L.P.
4/21/97 5.35  10,000,000  9,970,556
CIT Group Holdings, Inc.
4/16/97 5.41  10,000,000  9,977,750
Campbell Soup Co.
9/23/97 5.44  5,000,000  4,871,910
Chrysler Financial Corporation
4/14/97 5.48  1,000,000  998,041
4/16/97 5.41  1,000,000  997,758
4/21/97 5.45  3,000,000  2,991,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/14/97 5.36% $ 3,000,000 $ 2,994,226
5/21/97 5.39  11,900,000  11,812,072
CoreStates Capital Corp.
4/4/97 5.43 (a)  5,000,000  5,000,000
Enterprise Funding Corp.
5/23/97 5.65  3,000,000  2,975,733
Ford Motor Credit Corp.
7/22/97 5.50  20,000,000  19,667,111
GTE Corp.
4/8/97 5.39  11,000,000  10,988,536
General Electric Capital Corp.
4/28/97 5.41  20,000,000  19,919,900
9/22/97 5.80  7,000,000  6,809,180
General Motors Acceptance Corp.
4/14/97 5.63  5,000,000  4,990,115
4/15/97 5.63  4,000,000  3,991,483
5/7/97 5.51  6,000,000  5,967,840
6/23/97 5.62  5,000,000  4,937,001
6/25/97 5.62  14,000,000  13,819,186
8/27/97 5.50  5,000,000  4,890,028
Goldman Sachs Group, L.P. (The)
4/23/97 5.50  10,000,000  9,967,306
5/12/97 5.45  9,000,000  8,945,675
IBM Credit Corp.
4/21/97 5.35  2,000,000  1,994,089
Lucent Technologies, Inc.
4/2/97 5.39  7,750,000  7,748,853
Merrill Lynch & Co., Inc.
6/2/97 5.44  10,000,000  9,907,517
Morgan Stanley Group, Inc.
4/15/97 5.40  10,000,000  9,979,233
5/14/97 5.38  15,000,000  14,904,952
New Center Asset Trust
4/22/97 5.35  5,000,000  4,984,483
5/6/97 5.41  20,000,000  19,896,167
Norfolk Southern Corp.
5/8/97 5.44  14,500,000  14,419,972
Preferred Receivables Funding Corp.
4/9/97 5.34  3,775,000  3,770,537
4/23/97 5.35  5,000,000  4,983,806
Smith Barney, Inc.
4/9/97 5.37  2,000,000  1,997,627
4/10/97 5.37  10,000,000  9,986,700
SunTrust Banks, Inc.
4/8/97 5.37 (a)  5,000,000  5,000,000
Southern Company Group
5/12/97 5.39  6,000,000  5,963,510
Transamerica Corp.
4/11/97 5.46  6,100,000  6,090,782
Triple A One Funding Corp.
4/2/97 5.37  5,000,000  4,999,257
4/15/97 5.42  4,426,000  4,416,705
4/16/97 5.42  14,149,000  14,117,165
USAA Capital Corp.
4/18/97 5.40  10,000,000  9,974,830
TOTAL COMMERCIAL PAPER    416,506,979
FEDERAL AGENCIES - 13.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.5%
6/4/97 5.44% $ 5,000,000 $ 4,997,055
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 12.2%
4/1/97 5.37  6,000,000  5,997,596
4/1/97 5.42  25,000,000  24,990,402
4/1/97 5.88  15,000,000  15,000,000
4/2/97 5.38  25,000,000  24,998,351
4/29/97 5.62  8,000,000  7,999,375
5/1/97 5.46  15,000,000  14,996,781
6/9/97 5.46  20,000,000  19,987,987
6/13/97 5.46  15,000,000  14,991,322
  128,961,814
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 0.9%
4/7/97 5.26  10,000,000  9,991,283
TOTAL FEDERAL AGENCIES    143,950,152
BANK NOTES - 14.0%
Bank of America National Trust & Savings Assoc.
6/19/97 5.50  10,000,000  10,000,000
Bank of New York, NY
3/3/98 5.85  10,000,000  9,995,595
Comerica Bank - Detroit
3/27/98 6.20  5,000,000  4,990,590
Corestates Bank
4/7/97 5.41 (a)  10,000,000  10,000,000
First National Bank of Boston
4/8/97 5.42  25,000,000  25,000,000
5/5/97 5.41  20,000,000  20,000,000
First of America Bank - Illinois
5/12/97 5.40  10,000,000  10,000,112
First of America Bank - Michigan
10/14/97 5.70  5,000,000  4,998,325
First Union National Bank of North Carolina
4/10/97 5.40  30,000,000  30,000,000
Key Bank National Association
4/1/97 5.83 (a)  4,000,000  3,999,269
Key Bank of NY
4/1/97 5.84 (a)  7,000,000  6,998,416
PNC Bank, NA
4/8/97 5.44 (a)  7,000,000  6,999,440
4/11/97 5.40 (a)  5,000,000  4,997,814
TOTAL BANK NOTES   147,979,561
MASTER NOTES (A) - 4.9%
Goldman Sachs Group, L.P. (The) (d)
5/8/97 5.55  7,000,000  7,000,000
J.P. Morgan Securities
4/1/97 5.63  12,000,000  12,000,000
4/4/97 5.44  15,000,000  15,000,000
4/7/97 5.44  4,000,000  4,000,000
Norwest Corp.
4/1/97 5.69  9,000,000  9,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SunTrust Banks, Inc.
4/1/97 5.64% $ 5,000,000 $ 5,000,000
TOTAL MASTER NOTES   52,000,000
MEDIUM-TERM NOTES (A) - 3.3%
General Motors Acceptance Corp.
5/1/97 5.56  7,000,000  7,000,000
2/13/98 5.69  2,000,000  1,999,651
Merrill Lynch & Co., Inc.
4/18/97 5.47  5,000,000  4,999,624
Morgan Stanley Group, Inc.
4/1/97 5.86  6,000,000  6,000,000
Norwest Corp.
4/22/97 5.55  9,000,000  9,000,000
Pacific Mutual Life Insurance Co. (d)
6/9/97 5.62  3,000,000  3,000,000
Transamerica Life Insurance and Annuity Co. (d)
6/16/97 5.63  3,000,000  3,000,000
TOTAL MEDIUM-TERM NOTES   34,999,275
SHORT-TERM NOTES (A) - 5.2%
CSA Funding - C (c)
4/7/97 5.76  10,000,000  10,000,000
Capital One Funding Corp. (1995-D)
4/7/97 5.68  3,619,000  3,619,000
Capital One Funding Corp. (1996-G)
4/7/97 5.68  10,000,000  10,000,000
SMM Trust (1996-B) (b)
4/4/97 5.49  8,000,000  8,000,000
SMM Trust (1996-P) (b)
4/16/97 5.47  8,000,000  8,000,000
SMM Trust (1997-V) (b)
4/28/97 5.63  8,000,000  8,000,000
SMM Trust (1997-W) (b)
4/16/97 5.66  7,000,000  7,000,000
TOTAL SHORT-TERM NOTES   54,619,000
REPURCHASE AGREEMENTS - 12.1%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 3/31/97 due 4/1/97
  At 6.01%  $ 102,689,142  102,672,000
 (U.S. Government Obligations)
 dated 3/11/97 due 4/14/97
  At 5.35%  25,126,319  25,000,000
TOTAL REPURCHASE AGREEMENTS   127,672,000
TOTAL INVESTMENTS - 100%   $1,055,706,890
Total Cost for Income Tax Purposes $ 1,055,706,890
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,000,000 or 3.0% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
CSA Funding - C  10/28/93 $ 10,000,000

4. Restricted Security; subject to resale restrictions.
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $124,000 of which $44,000, $49,000 and $31,000 will expire on March 31, 2001, 2003 and 2005, respectively.
A total of 3.42% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1997

ASSETS

Investment in securities, at value (including repurchase agreements of $127,672,000) - See accompanying        $ 1,055,706,890
schedule

Receivable for investments sold                                                                                 122,000

Interest receivable                                                                                             4,251,850

 TOTAL ASSETS                                                                                                     1,060,080,740

LIABILITIES

Payable for investments purchased                                                                $ 12,000,000

Distributions payable                                                                             2,230,992

Accrued management fee                                                                             123,826

Distribution fees payable                                                                           28,467

Other payables and                                                                                  198,869
accrued expenses

 TOTAL LIABILITIES                                                                                                 14,582,154

NET ASSETS                                                                                                        $ 1,045,498,586

Net Assets consist of:

Paid in capital                                                                                                   $ 1,045,622,831

Accumulated net realized gain (loss) on investments                                                              (124,245)

NET ASSETS                                                                                                        $ 1,045,498,586

CLASS I:                                                                                                          $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($919,553,816 (divided by)
 919,649,347 shares)

CLASS II:                                                                                                          $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($4,235,405 (divided by)
 4,235,845 shares)

CLASS III:                                                                                                         $1.00
NET ASSET VALUE, offering price
and redemption price per share ($121,709,365 (divided by)
121,722,009 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1997

INTEREST INCOME                                                       $ 70,149,565

EXPENSES

Management fee                                          $ 2,567,679

Transfer agent fees

 Class I                                                 430,362

 Class II                                                2,360

 Class III                                               27,869

Distribution fees

 Class II                                                4,525

 Class III                                               189,122

Accounting fees and expenses                             148,284

Non-interested trustees' compensation                    5,122

Custodian fees and expenses                              30,225

Registration fees

 Class I                                                 211,439

 Class II                                                57,967

 Class III                                               80,013

Audit                                                    28,635

Legal                                                    6,948

Miscellaneous                                            11,697

 Total expenses before reductions                        3,802,247

 Expense reductions                                      (1,042,010    2,760,237
                                                        )

NET INTEREST INCOME                                                    67,389,328

NET REALIZED GAIN (LOSS)                                               (31,248
 ON INVESTMENTS                                                       )

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 67,358,080


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED   YEAR ENDED
                                    MARCH 31,    MARCH 31,
                                    1997         1996


Operations                                                                       $ 67,389,328      $ 54,364,888
Net interest income

 Net realized gain (loss)                                                         (31,248)          4,858

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  67,358,080        54,369,746

Distributions to shareholders from:
Net interest income

  Class I                                                                         (63,431,659)      (52,167,430)

  Class II                                                                        (153,946)         (3,529)

  Class III                                                                       (3,803,723)       (2,193,929)

 TOTAL DISTRIBUTIONS                                                              (67,389,328)      (54,364,888)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                                         (198,341,472)     345,973,988

  Class II                                                                        2,130,960         2,104,885

  Class III                                                                       74,323,011        20,851,321

  TOTAL  SHARE TRANSACTIONS                                                       (121,887,501)     368,930,194

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (121,918,749)     368,935,052

NET ASSETS

 Beginning of period                                                              1,167,417,335     798,482,283

 End of period                                                                   $ 1,045,498,586   $ 1,167,417,335

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I
                           YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA    1997                    1996   1995   1994   1993


Net asset value, beginning of period                  $ 1.000     $ 1.000       $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .053        .057          .049        .031        .034

Less Distributions

 From net interest income                              (.053)      (.057)        (.049)      (.031)      (.034)

Net asset value, end of period                        $ 1.000     $ 1.000       $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                                         5.40%       5.85%         4.97%       3.14%       3.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 919,554   $ 1,117,917   $ 771,937   $ 656,976   $ 804,354

Ratio of expenses to average net assets                .20%        .20%          .18%        .18%        .18%
                                                      B           B             B           B           B

Ratio of net interest income to average net assets     5.26%       5.66%         4.94%       3.09%       3.43%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
                           YEAR ENDED   NOVEMBER 6,1995
                           MARCH 31,    (COMMENCEMENT
                                        OF OPERATIONS) TO
                                        MARCH 31,

SELECTED PER-SHARE DATA    1997         1996

Net asset value, beginning of period                  $ 1.000   $ 1.000

Income from Investment Operations

 Net interest income                                   .051      .021

Less Distributions

 From net interest income                              (.051)    (.021)

Net asset value, end of period                        $ 1.000   $ 1.000

TOTAL RETURN B                                         5.24%     2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 4,235   $ 2,105

Ratio of expenses to average net assets                .35% C    .35% A,
                                                                C

Ratio of net interest income to average net assets     5.10%     5.20% A

FINANCIAL HIGHLIGHTS - CLASS III
                           YEAR ENDED   YEAR ENDED   JULY 19, 1994
                           MARCH 31,    MARCH 31,    (COMMENCEME
                                                     NT
                                                     OF OPERATIONS)
                                                     TO
                                                     MARCH 31,

SELECTED PER-SHARE DATA    1997         1996         1995


Net asset value, beginning of period                  $ 1.000     $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                   .050        .054       .035

Less Distributions

 From net interest income                              (.050)      (.054)     (.035)

Net asset value, end of period                        $ 1.000     $ 1.000    $ 1.000

TOTAL RETURN B                                         5.13%       5.56%      3.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 121,709   $ 47,396   $ 26,545

Ratio of expenses to average net assets                .45%        .47%       .50% A,
                                                      C           C          C

Ratio of net interest income to average net assets     5.02%       5.40%      5.14% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 0.1%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES
Chase Manhattan Bank
4/28/97 5.50% $ 12,578,125 $ 12,527,655
CERTIFICATES OF DEPOSIT - 37.2%
DOMESTIC CERTIFICATES OF DEPOSIT - 1.5%
Bankers Trust Co.
4/22/97 5.41  5,000,000  5,000,024
4/24/97 5.41  50,000,000  50,000,000
Chase Manhattan Bank (USA)
7/28/97 5.55  40,000,000  40,000,000
Morgan Guaranty Trust, NY
8/12/97 5.80  50,000,000  49,987,299
  144,987,323
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.8%
Bank of Montreal
6/24/97 5.38  75,000,000  75,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 27.3%
Bank of Tokyo - Mitsubishi Ltd.
5/5/97 5.60  32,000,000  32,000,000
5/7/97 5.48  13,000,000  13,001,026
5/27/97 5.48  57,000,000  57,000,000
5/30/97 5.48  21,000,000  21,000,000
6/3/97 5.53  61,000,000  61,000,000
6/4/97 5.53  9,000,000  9,000,000
Barclays Bank, PLC
5/12/97 5.37  50,000,000  50,000,000
Bayerische Hypotheken - und Weschel
5/12/97 5.37  40,000,000  40,000,413
7/22/97 5.45  50,000,000  50,006,703
Bayerische Landesbank Girozentrale
4/22/97 5.56  47,000,000  47,000,000
Bayerische Vereinsbank A.G.
6/18/97 5.37  48,000,000  48,000,000
Canadian Imperial Bank of Commerce
4/14/97 5.35  26,000,000  26,000,000
4/15/97 5.33  66,000,000  66,000,000
4/30/97 5.35  40,000,000  39,999,848
Commerzbank, Germany
4/9/97 5.32  40,000,000  40,000,000
4/14/97 5.35  50,000,000  50,000,000
9/10/97 5.62  25,000,000  25,000,000
Credit Suisse
5/19/97 5.40  50,000,000  50,000,000
Den Danske Bank
7/28/97 5.52  10,000,000  10,001,567
Deutsche Bank, Germany
5/28/97 5.34  145,000,000  145,000,000
10/28/97 5.70  18,000,000  17,986,852
1/16/98 5.80  70,000,000  69,976,946
Dresdner Bank, A.G., Germany
4/7/97 5.37  18,000,000  18,000,000
6/18/97 5.37  32,000,000  32,000,000
Landesbank Hessen - Thuringen
9/5/97 6.20  40,000,000  40,001,641

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
National Westminster Bank, PLC
5/1/97 5.42% $ 24,000,000 $ 24,000,326
5/21/97 5.35  50,000,000  50,000,000
6/17/97 5.50  100,000,000  100,000,000
Norddeutsche Landesbank
4/1/97 5.30  75,000,000  75,000,000
Rabobank Nederland, N.V.
5/21/97 5.40  25,000,000  25,000,000
3/20/98 6.00  20,000,000  19,994,454
Sanwa Bank, Ltd.
4/14/97 5.53  20,000,000  19,999,895
4/18/97 5.50  60,000,000  60,000,000
5/21/97 5.50  8,000,000  8,000,110
5/27/97 5.50  20,000,000  20,000,307
Societe Generale, France
4/1/97 5.50  26,000,000  26,000,000
4/8/97 5.50  25,000,000  24,999,940
4/9/97 5.42  22,000,000  22,000,000
6/11/97 5.42  50,000,000  50,000,000
7/25/97 5.55  20,000,000  20,000,000
7/28/97 5.55  20,000,000  20,000,000
8/7/97 5.52  100,000,000  100,000,000
9/3/97 5.70  25,000,000  24,985,841
Sumitomo Bank, Ltd.
4/1/97 5.51  32,000,000  32,000,000
4/3/97 5.60  20,000,000  20,000,000
4/8/97 5.58  15,000,000  15,000,000
4/14/97 5.51  10,000,000  10,000,000
5/19/97 5.52  35,000,000  35,000,000
5/19/97 5.54  10,000,000  10,000,000
5/27/97 5.50  19,000,000  19,000,000
5/27/97 5.51  10,000,000  10,000,000
5/30/97 5.52  10,000,000  10,000,000
6/6/97 5.58  15,000,000  15,000,000
Swiss Bank Corp.
4/7/97 5.41  50,000,000  50,000,000
4/21/97 5.41  100,000,000  100,000,000
4/21/97 5.50  10,000,000  10,000,000
4/23/97 5.41  150,000,000  150,000,000
7/16/97 5.40  30,000,000  30,000,000
7/21/97 5.53  100,000,000  100,000,000
12/22/97 5.99  25,000,000  25,000,000
2/27/98 5.88  23,000,000  23,000,000
Westdeutsche Landesbank
4/7/97 5.33  74,000,000  74,000,000
4/7/97 5.50  25,000,000  25,000,000
4/9/97 5.45  29,000,000  29,000,000
4/21/97 5.50  22,000,000  22,000,000
Westpac Banking Corp.
9/15/97 5.70  15,000,000  15,000,000
  2,576,955,869
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.4%
Bank of Nova Scotia
6/10/97 6.02  8,000,000  7,996,925
4/1/98 5.32  25,000,000  24,985,691
  32,982,616
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 7.2%
Abbey National, Treasury Services
4/8/97 5.42% $ 40,000,000 $ 40,000,508
5/20/97 5.42  65,000,000  64,999,859
8/20/97 5.44  75,000,000  75,000,000
3/4/98 5.87  53,000,000  53,000,000
Barclays Bank, PLC
4/23/97 5.41  65,000,000  65,000,392
Bayerische Hypotheken - und Weschel
4/7/97 5.37  30,000,000  30,000,050
Bayerische Landesbank Girozentrale
4/18/97 5.49  25,000,000  24,999,464
7/29/97 5.51  30,000,000  30,004,743
Bayerische Vereinsbank A.G.
8/26/97 5.44  30,000,000  29,999,902
Berliner Handels - und Frankfurter Bank
6/4/97 5.45  40,000,000  40,000,701
Den Danske Bank A/S
5/14/97 5.42  25,000,000  25,000,706
5/20/97 5.35  15,000,000  15,000,069
8/18/97 5.43  31,000,000  31,004,565
National Westminster Bank, PLC
4/22/97 5.41  17,000,000  17,000,049
5/1/97 5.42  10,000,000  10,000,224
Rabobank Nederland, N.V.
6/4/97 5.96  25,000,000  25,000,210
Sanwa Bank, Ltd.
4/11/97 5.54  30,000,000  30,000,165
4/18/97 5.50  15,000,000  15,000,070
Toronto-Dominion Bank
3/3/98 5.87  30,000,000  30,000,000
Westdeutsche Landesbank
4/7/97 5.40  25,000,000  25,000,041
    676,011,718
TOTAL CERTIFICATES OF DEPOSIT   3,505,937,526
COMMERCIAL PAPER - 31.0%
ABN-AMRO North America Finance, Inc.
5/27/97 5.35  20,000,000  19,835,733
AC Acquisition Holding Company
4/8/97 5.38  8,000,000  7,991,678
4/21/97 5.40  24,000,000  23,928,533
5/13/97 5.43  20,000,000  19,874,700
5/14/97 5.43  30,000,000  29,807,575
5/15/97 5.43  3,000,000  2,980,310
Abbey National, North America
8/25/97 5.44  50,000,000  48,926,292
Asset Securitization Coop. Corp.
4/14/97 5.35  19,000,000  18,963,499
4/21/97 5.35  5,000,000  4,985,222
4/22/97 5.35  50,000,000  49,844,833
Associates Corp. of North America
4/3/97 5.50  45,000,000  44,986,463
6/6/97 5.39  60,000,000  59,417,000
BHF Finance (Delaware), Inc.
4/30/97 5.42  30,000,000  29,870,708
6/2/97 5.45  8,000,000  7,925,876
BMW US Capital Corp.
4/16/97 5.35  20,000,000  19,955,667

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of Scotland Treasury Services
4/2/97 5.43% $ 5,000,000 $ 4,999,260
Bear Stearns Cos., Inc.
5/21/97 5.37  30,000,000  29,779,583
CIESCO, L.P.
4/10/97 5.34  20,000,000  19,973,400
Caisse des Depots et Consignations
4/4/97 5.34  15,000,000  14,993,350
5/14/97 5.45  50,000,000  49,683,472
4/9/97 5.34  55,000,000  54,934,978
Chrysler Financial Corporation
4/14/97 5.48  10,000,000  9,980,410
4/16/97 5.41  10,000,000  9,977,583
4/21/97 5.45  28,000,000  27,916,000
4/29/97 5.45  10,000,000  9,958,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/14/97 5.36  7,000,000  6,986,527
4/14/97 5.38  12,000,000  11,976,817
4/28/97 5.34  7,000,000  6,972,228
5/19/97 5.39  40,000,000  39,716,267
5/30/97 5.44  13,000,000  12,885,589
Commonwealth Bank of Australia
4/28/97 5.45  7,000,000  6,972,123
4/29/97 5.45  10,000,000  9,958,700
CoreStates Capital Corp.
4/2/97 5.45 (a)  10,000,000  10,000,000
4/4/97 5.43 (a)  5,000,000  5,000,000
Cregem North America, Inc.
5/12/97 5.43  50,000,000  49,695,347
6/27/97 5.39  6,000,000  5,923,295
Delaware Funding Corporation
4/23/97 5.39  5,000,000  4,983,653
Electricite de France
7/28/97 5.47  10,000,000  9,825,294
Enterprise Funding Corp.
4/7/97 5.35  17,079,000  17,063,828
4/7/97 5.41  10,000,000  9,991,083
4/16/97 5.38  14,000,000  13,968,792
Ford Motor Credit Corp.
4/17/97 5.36  50,000,000  49,881,556
4/21/97 5.36  145,000,000  144,571,861
4/22/97 5.36  100,000,000  99,689,667
4/23/97 5.37  50,000,000  49,837,750
GTE Corp.
4/8/97 5.40  20,000,000  19,979,117
4/10/97 5.38  7,000,000  6,990,620
4/10/97 5.39  10,000,000  9,986,600
Generale Bank
4/23/97 5.50  50,000,000  49,836,528
4/25/97 5.50  25,000,000  24,910,833
7/30/97 5.53  20,000,000  19,641,333
General Electric Capital Corp.
4/21/97 5.36  100,000,000  99,704,444
5/27/97 5.35  50,000,000  49,590,111
5/28/97 5.45  50,000,000  49,576,458
6/3/97 5.44  100,000,000  99,074,250
7/7/97 5.50  50,000,000  49,272,500
7/29/97 5.52  25,000,000  24,556,229
General Electric Co.
5/28/97 5.45  75,000,000  74,364,688
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Motors Acceptance Corp.
4/14/97 5.63% $ 40,000,000 $ 39,920,917
4/15/97 5.63  20,000,000  19,957,417
4/21/97 5.39  43,000,000  42,871,956
4/28/97 5.50  70,000,000  69,716,500
5/7/97 5.51  50,000,000  49,732,000
6/23/97 5.62  25,000,000  24,685,004
6/30/97 5.62  100,000,000  98,633,750
8/27/97 5.50  40,000,000  39,120,222
Goldman Sachs Group, L.P. (The)
4/29/97 5.50  45,000,000  44,812,750
5/5/97 5.45  25,000,000  24,874,861
5/12/97 5.45  64,000,000  63,613,689
IBM Corp.
4/9/97 5.35  43,118,000  43,067,025
Kredietbank, NA Finance Corp.
4/10/97 5.34  20,000,000  19,973,400
Matterhorn Capital Corp.
4/3/97 5.34  14,960,000  14,955,579
Merrill Lynch & Co., Inc.
4/7/97 5.35  23,000,000  22,979,568
6/18/97 5.42  25,000,000  24,712,104
7/28/97 5.54  30,000,000  29,469,983
Morgan Stanley Group, Inc.
4/15/97 5.40  40,000,000  39,916,933
5/15/97 5.42  85,000,000  84,445,233
NationsBank Corp.
7/28/97 5.53  10,000,000  9,823,656
Nationwide Building Society
4/24/97 5.43  10,000,000  9,965,756
4/28/97 5.43  20,000,000  19,919,600
New Center Asset Trust
4/22/97 5.35  37,000,000  36,885,177
Norfolk Southern Corp.
4/7/97 5.37  12,000,000  11,989,320
5/12/97 5.42  13,531,000  13,448,555
5/19/97 5.43  5,000,000  4,964,333
PHH Corp.
4/7/97 5.38  35,000,000  34,968,792
4/9/97 5.36  35,000,000  34,958,544
4/11/97 5.32  10,000,000  9,985,333
Preferred Receivables Funding Corp.
4/1/97 5.37  7,000,000  7,000,000
4/2/97 5.34  5,000,000  4,999,261
4/7/97 5.38  15,000,000  14,986,624
Santander Finance (Delaware), Inc.
6/24/97 5.43  5,000,000  4,937,933
Sherwood Medical Company
4/24/97 5.39  15,000,000  14,948,729
Smith Barney, Inc.
4/8/97 5.38  16,000,000  15,983,356
4/9/97 5.37  12,000,000  11,985,760
SunTrust Banks Inc.
4/8/97 5.37 (a)  20,000,000  20,000,000
Triple A One Funding Corp.
4/8/97 5.37  30,000,000  29,968,792
Unifunding, Inc.
4/15/97 5.36  10,000,000  9,979,272
4/23/97 5.36  20,000,000  19,934,854
4/28/97 5.43  21,000,000  20,915,738
TOTAL COMMERCIAL PAPER   2,924,882,489
FEDERAL AGENCIES - 10.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.4%
6/4/97 5.44% $ 40,000,000 $ 39,976,440
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 0.5%
4/10/97 5.29  45,000,000  44,940,769
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 6.3%
4/1/97 5.37  35,000,000  34,985,976
4/1/97 5.42  75,000,000  74,971,207
4/1/97 5.88  50,000,000  50,000,000
4/2/97 5.38  100,000,000  99,993,404
4/15/97 5.38  50,000,000  49,997,950
4/29/97 5.62  49,000,000  48,996,169
6/9/97 5.46  140,000,000  139,915,908
6/13/97 5.46  95,000,000  94,945,042
  593,805,656
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 3.2%
4/10/97 5.28  34,430,000  34,384,810
4/11/97 5.25  34,760,000  34,709,501
4/24/97 5.26  33,270,000  33,158,937
6/11/97 5.36  50,000,000  49,478,840
6/12/97 5.35  148,425,000  146,855,632
    298,587,720
TOTAL FEDERAL AGENCIES    977,310,585
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. TREASURY BILL - 0.5%
3/5/98 5.67  50,000,000  47,483,778
BANK NOTES - 2.1%
Bank of New York, NY
3/17/98 6.00  25,000,000  24,990,835
Huntington National Bank
9/30/97 5.50  18,000,000  18,018,948
Key Bank NA
4/1/97 5.84 (a)  44,000,000  43,990,044
Morgan Guaranty Trust, NY
6/6/97 6.00  25,000,000  24,997,830
PNC Bank
4/8/97 5.44 (a)  38,000,000  37,996,961
4/11/97 5.40 (a)  46,000,000  45,979,890
TOTAL BANK NOTES    195,974,508
MASTER NOTES (A) - 3.9%
Goldman Sachs Group, L.P. (The) (c)
5/8/97 5.55  50,000,000  50,000,000
J.P. Morgan Securities
4/1/97 5.63  110,000,000  110,000,000
4/4/97 5.44  60,000,000  60,000,000
4/7/97 5.44  74,000,000  74,000,000
Norwest Corp.
4/1/97 5.69  52,000,000  52,000,000
SunTrust Banks, Inc.
4/1/97 5.64  20,000,000  20,000,000
TOTAL MASTER NOTES    366,000,000
MEDIUM-TERM NOTES (A) - 2.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Motors Acceptance Corp.
5/1/97 5.56% $ 40,000,000 $ 40,000,000
2/13/98 5.69  20,000,000  19,996,000
Merrill Lynch & Co., Inc.
4/18/97 5.47  35,000,000  34,997,371
Morgan Stanley Group, Inc.
4/1/97 5.86  42,000,000  42,000,000
Norwest Corp.
4/22/97 5.55  61,000,000  61,000,000
Pacific Mutual Life Insurance Co. (c)
6/9/97 5.62  20,000,000  20,000,000
Transamerica Life Insurance and Annuity Co. (c)
6/16/97 5.63  25,000,000  25,000,000
TOTAL MEDIUM-TERM NOTES    242,993,371
SHORT-TERM NOTES (A) - 3.7%
Capital One Funding Corp. (1994-C)
4/7/97 5.68  10,550,000  10,550,000
Capital One Funding Corp. (1995-E)
4/7/97 5.68  7,000,000  7,000,000
Capital One Funding Corp. (1996-C)
4/7/97 5.68  18,276,000  18,276,000
Capital One Funding Corp. (1996-H)
4/7/97 5.68  4,900,000  4,900,000
Liquid Asset Backed Securities Trust (1996 - 1) (b)
4/15/97 5.46  33,000,000  33,000,000
Liquid Asset Backed Securities Trust (1996 - 02) (b)
4/3/97 5.47  56,000,000  56,000,000
SMM Trust (1996-B) (b)
4/4/97 5.49  8,000,000  8,000,000
SMM Trust (1996-P) (b)
4/16/97 5.47  66,000,000  66,000,000
4/29/97 5.74  15,000,000  15,000,000
SMM Trust (1997-V) (b)
4/28/97 5.63  69,000,000  69,000,000
SMM Trust (1997-W) (b)
4/16/97 5.66  61,000,000  61,000,000
TOTAL SHORT-TERM NOTES    348,726,000
TIME DEPOSITS - 3.4%
Bank of Tokyo - Mitsubishi Ltd.
4/3/97 5.50  30,000,000  30,000,000
Caisse Nationale de Credit Agricole
4/1/97 6.75  200,000,000  200,000,000
Societe Generale, France
4/1/97 6.75  94,000,000  94,000,000
TOTAL TIME DEPOSITS    324,000,000
REPURCHASE AGREEMENTS - 5.1%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
  dated 3/31/97 due 4/1/97:
   At 5.97% $ 378,964,817 $ 378,902,000
   At 6.13%  6,138,046  6,137,000
 (U.S. Government Obligations)
  dated 3/10/97 due 4/9/97
   At 5.35%  100,445,833  100,000,000
TOTAL REPURCHASE AGREEMENTS    485,039,000
TOTAL INVESTMENTS - 100%  $  9,430,874,912
Total Cost for Income Tax Purposes  $ 9,430,874,912
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $308,000,000 or 3.3% of net assets.
3. Restricted security; subject to resale restrictions.
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $2,040,000 of which $336,000, $898,000, $547,000, $245,000 and $14,000 will expire on March 31, 2001, 2002, 2003, 2004 and 2005, respectively.
A total of 1.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1997

ASSETS

Investment in securities, at value (including repurchase agreements of $485,039,000) - See accompanying         $ 9,430,874,912
schedule

Receivable for investments sold                                                                                  665,000

Interest receivable                                                                                               49,347,319

 TOTAL ASSETS                                                                                                      9,480,887,231

LIABILITIES

Payable to custodian bank                                                                          $ 8,372

Payable for investments purchased                                                                  134,985,691

Share transactions in process                                                                       1,090,009

Distributions payable                                                                               16,063,904

Accrued management fee                                                                             1,552,794

Other payables and                                                                                  1,418,036
accrued expenses

 TOTAL LIABILITIES                                                                                                 155,118,806

NET ASSETS                                                                                                       $ 9,325,768,425

Net Assets consist of:

Paid in capital                                                                                                  $ 9,327,807,515

Accumulated net realized gain (loss) on investments                                                                (2,039,090)

NET ASSETS                                                                                                        $ 9,325,768,425

CLASS I:                                                                                                           $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($8,714,137,153 (divided by)
 8,716,020,395 shares)

CLASS II:                                                                                                      $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($167,582,895 (divided by)
 167,619,112 shares)

CLASS III:                                                                                            $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($444,048,377 (divided by)
 444,144,342 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1997

INTEREST INCOME                                                        $ 505,950,166

EXPENSES

Management fee                                          $ 18,446,400

Transfer agent fees

 Class I                                                 4,216,329

 Class II                                                38,035

 Class III                                               155,047

Distribution fees

 Class II                                                169,673

 Class III                                               1,042,721

Accounting fees and expenses                             727,821

Non-interested trustees' compensation                    33,103

Custodian fees and expenses                              173,198

Registration fees

 Class I                                                 1,301,256

 Class II                                                127,363

 Class III                                               171,541

Audit                                                    40,148

Legal                                                    38,929

Miscellaneous                                            54,381

 Total expenses before reductions                        26,735,945

 Expense reductions                                      (8,919,564)    17,816,381

NET INTEREST INCOME                                                     488,133,785

NET REALIZED GAIN (LOSS)                                                (13,722)
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 488,120,063


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED   YEAR ENDED
                                    MARCH 31,    MARCH 31,
                                    1997         1996


Operations                                                                       $ 488,133,785     $ 381,241,470
Net interest income

 Net realized gain (loss)                                                         (13,722)          (244,561)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  488,120,063       380,996,909

Distributions to shareholders from:
Net interest income

  Class I                                                                         (461,178,632)     (370,298,086)

  Class II                                                                        (5,834,884)       (817,553)

  Class III                                                                       (21,120,269)      (10,125,831)

 TOTAL DISTRIBUTIONS                                                              (488,133,785)     (381,241,470)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                                         2,248,152,485     1,336,131,211

  Class II                                                                        103,399,852       64,219,260

  Class III                                                                       214,546,392       (227,832,339)

Share transactions - net increase (decrease)                                      2,566,098,729     1,172,518,132

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                         2,566,085,007     1,172,273,571

NET ASSETS

 Beginning of period                                                              6,759,683,418     5,587,409,847

 End of period                                                                   $ 9,325,768,425   $ 6,759,683,418

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I
                           YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA    1997                    1996   1995   1994   1993


Net asset value, beginning of period                  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                                   .053          .057          .049          .032          .035

Less Distributions

 From net interest income                              (.053)        (.057)        (.049)        (.032)        (.035)

Net asset value, end of period                        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN A                                         5.43%         5.90%         4.99%         3.20%         3.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 8,714,137   $ 6,465,953   $ 5,130,123   $ 3,200,277   $ 4,332,995

Ratio of expenses to average net assets                .18%          .18%          .18%          .18%          .18%
                                                      B             B             B             B             B

Ratio of net interest income to average net assets     5.31%         5.73%         5.00%         3.15%         3.50%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
                           YEAR ENDED   NOVEMBER 6, 1995
                           MARCH 31,    (COMMENCEMENT
                                         OF OPERATIONS) TO
                                         MARCH 31,

SELECTED PER-SHARE DATA    1997         1996

Net asset value, beginning of period                  $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .051        .022

Less Distributions

 From net interest income                              (.051)      (.022)

Net asset value, end of period                        $ 1.000     $ 1.000

TOTAL RETURN B                                         5.27%       2.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 167,583   $ 64,200

Ratio of expenses to average net assets                .33% C      .33% A,
                                                                  C

Ratio of net interest income to average net assets     5.16%       5.29% A

FINANCIAL HIGHLIGHTS - CLASS III

                           YEARS ENDED MARCH 31,                 NOVEMBER 17, 1993
                                                                 (COMMENCEMENT
                                                                 OF OPERATIONS) TO
                                                                 MARCH 31,

SELECTED PER-SHARE DATA    1997                    1996   1995   1994



Net asset value, beginning of period                  $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .050        .055        .046        .011

Less Distributions

 From net interest income                              (.050)      (.055)      (.046)      (.011)

Net asset value, end of period                        $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                                         5.17%       5.61%       4.66%       1.08%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 444,048   $ 229,530   $ 457,286   $ 89,463

Ratio of expenses to average net assets                .43%        .45%        .50%        .50% A,
                                                      C           C           C           C

Ratio of net interest income to average net assets     5.06%       5.46%       4.94%       2.83% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ALABAMA - 2.0%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev. VRDN:
 Rfdg. (Rime Village Hoover Proj.) Series 1996 A,
  3.45% (FNMA Guaranteed)  $ 10,000,000 $ 10,000,000
 (Homewood Gardens Proj.) Series 1991 C, 3.90%, LOC Southtrust Bank of
Alabama   2,165,000  2,165,000
Anniston Ind. Dev. Board (Monsanto Co. Proj.) Series 1992, 3.45%, VRDN 9,100,000 9,100,000
Anniston Solid Waste Disposal Auth. (Monsanto Co. Proj.) Series 1992,
3.45%, VRDN   2,230,000  2,230,000
Chatam Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama Elec. Coop. Inc. Proj.) Series 1993, 3.55%,
 tender 4/11/97 (Nat'l. Rural Util. Coop. Fin. Guaranteed)   2,000,000
2,000,000
Decatur Ind. Dev. Board (Monsanto Co. Proj.) Series 1990, 3.45%, VRDN 5,925,000 5,925,000
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
 Series 1992, 3.45%   900,000  900,000
 Series 1994, 3.45%   3,115,000  3,115,000
Huntsville Ind. Dev. Board Ind. Dev. Rev. (PPG Industries, Inc. Proj.)
Series 1992, 3.50%, VRDN   1,000,000  1,000,000
Tarrant City Ind. Dev. Board Rev. Rfdg. (Philip Morris Co. Inc.) Series
1993, 3.50%, VRDN   2,300,000  2,300,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 3.50%,
 LOC Southtrust Bank of Alabama, VRDN   4,160,000  4,160,000
   42,895,000
ALASKA - 0.4%
Anchorage Elec. Util. Rev. (Muni. Light & Pwr.) 3.45%,
 LOC Bank of America NT & SA, VRDN   1,000,000  1,000,000
North Slope Borough Gen. Oblig. Rfdg. Series 1988 G,
 7.50% 6/30/97 (AMBAC Insured)   2,000,000  2,017,217
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co. Proj.):
 Bonds, Series 1994 A, 3.40%, tender 4/9/97   3,900,000  3,900,000
 Series 1994 B, 3.55%, VRDN   1,700,000  1,700,000
   8,617,217
ARIZONA - 2.1%
Apache County Ind. Dev. Auth., VRDN:
 (Tucson Elec. Pwr. Co. Proj.) Series 1981 B, 3.60%, LOC Bank of Tokyo -
Mitsubishi Ltd.   1,700,000  1,700,000
 (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1983 C, 3.45%, LOC
Bankers Trust Co.   3,300,000  3,300,000
Arizona Health Facs. Auth. Hosp. Rev. (Northern Healthcare) Series 1996 B, 3.45% (MBIA Insured)
 (BPA Chase Manhattan Bank) VRDN   1,400,000  1,400,000
Maricopa County Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 1985 E,
 3.50%, tender 4/7/97   8,800,000  8,800,000
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B, 3.55% (BIG Insured)

 (Liquidity Facility Caisse des Depots et Consignations) (b)   2,715,000
2,715,000
Mesa Municipal Dev. Corp. Bonds Series 1996 A-B, 3.95%, tender 10/8/97,
 LOC Westdeutsche Landesbank   1,900,000  1,900,000
Phoenix Ind. Dev. Board Auth. Multi-Family Hsg. Rev., VRDN:
 (Paradise Lakes Apt. Proj.) Series 1995, 3.60%, LOC GE Capital Corp. 17,500,000 17,500,000
 (Paradise Shadows II Apt. Proj.) Series 1989, 3.45%, LOC Citibank, NA 2,900,000 2,900,000
Pima County Ind. Dev. Auth. Multi-Family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996,
 3.45%, LOC Texas Commerce Bank, VRDN   2,000,000  2,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Medical Ctr. Proj.) Series 1995,
 3.60%, LOC Chase Manhattan Bank, VRDN   2,700,000  2,700,000
   44,915,000
ARKANSAS - 0.8%
Arkansas Hosp. Equip. Fin. Auth. Rev., VRDN:
 (Baptist Health Proj.) Series 1995, 3.50%, LOC Credit Suisse   5,425,000
5,425,000
 (Jefferson Hosp. Assoc. Inc. Proj.) Series 1989, 3.45%, LOC KredietBank,
NV   3,570,000  3,570,000
Crossett Poll. Cont. Rev. Rfdg. (Georgia-Pacific Corp. Proj.) Series 1991,
3.50%,
 LOC SunTrust Bank, Atlanta, VRDN   3,500,000  3,500,000
Univ. of Arkansas Rev. 3.55%, LOC Credit Suisse, VRDN   5,000,000
5,000,000
   17,495,000
CALIFORNIA - 2.5%
Alameda County TRAN 4.50% 6/30/97   5,800,000  5,807,564
California Gen. Oblig:
 Participating VRDN, 3.51% (Liquidity Facility Citibank, NA) (b)
1,555,000  1,555,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Gen. Oblig:  - continued
 RAN Series 1996-97, 4.50% 6/30/97  $ 12,000,000 $ 12,015,154
California School Cash Reserves Prog. TRAN Series 1996 A, 4.75% 7/2/97 1,000,000 1,002,150
Fresno County TRAN 4.50% 6/30/97   3,800,000  3,805,348
Los Angeles Commty. College Dist. TRAN Series 1996-97, 4.50% 7/1/97 3,200,000 3,203,829
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97   4,000,000
4,005,183
Los Angeles TRAN Series 1996, 4.50% 6/19/97   3,400,000  3,404,391
Oakland TRAN Series 1996, 4.75% 6/30/97   5,800,000  5,811,974
Riverside County School Dist. TRAN Series 1996-76, 4.625% 7/17/97
2,000,000  2,003,235
Santa Clara Unified School Dist. TRAN Series 1996, 4.50% 7/2/97   1,900,000
1,902,761
South Coast TRAN Series 1996, 4.75% 6/30/97   3,000,000  3,004,827
Ventura County TRAN Series 1996, 4.75% 7/2/97   6,100,000  6,110,892
   53,632,308
COLORADO - 1.7%
Colorado Post-Secondary Ed. Facs. Auth. Participating VRDN, 3.65%
 (Liquidity Facility Norwest Bank NA, Minnesota) (b)   3,350,000  3,350,000
Colorado TRAN 4.50% 6/27/97   22,200,000  22,248,800
Pitkin County Multi-Family Hsg. Rev. Rfdg. (Centennial Aspen Proj.) Series 1996 A, 3.50%,
 LOC Republic National Bank, VRDN   3,250,000  3,250,000
Pueblo County School Dist. Participating VRDN, Series 1996 G, 3.65% (MBIA
Insured)
 (Liquidity Facility Norwest Bank NA, Minnesota) (b)   2,220,000  2,220,000
Smith Creek County Metropolitan Dist., VRDN:
 (Eagle County) Series 1997, 3.15%, LOC NationsBank, NA   2,000,000
2,000,000
 Series 1995, 3.40%, LOC NationsBank of TX   3,400,000  3,400,000
   36,468,800
DELAWARE - 0.9%
Delaware Econ. Dev. Auth. Poll. Cont. Rev. Rfdg. (Philip Morris Co. Inc.
Proj.)
 Series 1992, 3.50%, VRDN   3,300,000  3,300,000
Delaware Econ. Dev. Auth. Rev., VRDN:
 (Hosp. Billing & Collection Services. Ltd. Proj.):
  Series 1985 A, 3.50% (MBIA Insured) (BPA Morgan Stanley Group, Inc.) 6,900,000 6,900,000
  Series 1985 B, 3.50% (MBIA Insured) (BPA Morgan Stanley Group, Inc.) 7,300,000 7,300,000
 (Peninsula United Methodist Homes Inc.) Series 1992 B, 3.60%, LOC
Corestates Bank   1,985,000  1,985,000
   19,485,000
FLORIDA - 6.4%
Alachua County Health Facs. Auth. Bonds (Academic Research Bldg. Proj. 89)
3.30%,
 tender 4/8/97, LOC Barnett Bank   1,500,000  1,500,000
Broward County Fin. Auth. Multi-Family Hsg. Rev. (Palm Aire-Oxford Proj.) Series 1990,
 3.60% (Continental Casualty Co. Guaranteed) VRDN   1,620,000  1,620,000
Citrus Park Commty. Dev. Dist. (Hillsborough County / Cap.Impt.) Series 1996, 3.50%,
 LOC Dresdner Bank AG, VRDN   4,000,000  4,000,000
Dade County Health Facs. Auth. Hosp. Rev. (Miami Children's Hosp. Proj.)
3.35%
 (AMBAC Insured) (BPA SunTrust Bank Miami, NA) VRDN   3,000,000  3,000,000
Dade County Ind. Dev. Auth. Ind. Dev. Rev. (South Dade Jewish Commty. Ctr.)
3.50%,
 LOC SunTrust Bank Miami, NA, VRDN   700,000  700,000
Dade County Wtr. & Swr. Sys. Rev. 3.35% (BPA Commerzbank) VRDN   3,500,000
3,500,000
Florida Dept. of Trans. Participating VRDN, 3.50% (Liquidity Facility
Societe Generale, France) (b)   1,700,000  1,700,000
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev., VRDN:
 (Parrot's Landing Proj.) Series 1985 AA, 3.50% (FNMA Guaranteed)
1,700,000  1,700,000
 (Sun Pointe Cove Apts. Proj.) Series 1985 XX, 3.50% (FNMA Guaranteed) 3,500,000 3,500,000
Florida Insured Muni. Securities Trust Participating VRDN, Series 1996,
3.65%
 (Liquidity Facility Norwest Bank NA, Minnesota) (b)   1,000,000  1,000,000
Florida Local Gov't. Fin. Auth. Commission (Pooled) CP:
 Series A:
  3.40% 4/11/97, LOC First Union Nat'l. Bank   6,800,000  6,800,000
  3.50% 4/11/97, LOC First Union Nat'l. Bank   8,000,000  8,000,000
  3.45% 4/14/97, LOC First Union Nat'l. Bank   6,500,000  6,500,000
  3.55% 7/23/97, LOC First Union Nat'l. Bank   9,710,000  9,710,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Gulf Breeze Rev. Series 1995 A, 3.46%, LOC Barnett Bank, VRDN $ 1,600,000 $ 1,600,000
Highlands County Health Facs. Auth. Rev. (Adventist Health/Sunbelt) 3.50%
 (Capital Markets Assurance Corp. Insured) (BPA First Nat'l. Bank of
Chicago) VRDN   7,700,000  7,700,000
Jacksonville Health Fac. Auth. Participating VRDN, Series 1996 M, 3.50%
 (Liquidity Facility Caisse des Depots et Consignations) (b)   7,000,000
7,000,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 3.60%, LOC Sumitomo
Bank Ltd., VRDN   2,300,000  2,300,000
Jacksonville Ind. Dev. Rev. Rfdg. (Arpt. Hotel Proj.) Series 1993, 3.50%,
 LOC Northern Trust Co., VRDN   3,000,000  3,000,000
Jacksonville Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. & Lt. Co. Proj.)
 Series 1994, 3.55%, tender 8/8/97   3,500,000  3,500,000
Jacksonville River City Renaissance Prog. 3.40% 4/14/97, CP   4,000,000
4,000,000
Lee County Hospital Board Hosp. Rev. Bonds (Lee Mem. Hosp. Proj.) Series
1992 B,
 3.30%, tender 4/4/97 (Liquidity Facility SunTrust Bank Central Florida,
NA)   15,000,000  15,000,000
Liberty County Ind. Dev. Rev. (Timber Energy Resources Inc. Proj.) Series
1994,
 3.50%, LOC Bank of Montreal, VRDN   1,500,000  1,500,000
Miami Health Facs. Auth. Rev. (Miami Jewish Home and Hosp. for the Aged Proj.) Series 1992,
 3.50%, LOC SunTrust Bank Miami, NA, VRDN   2,100,000  2,100,000
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. & Lt. Co.
Proj.)
 Series 1994 A, 3.40%, tender 4/14/97   4,500,000  4,500,000
Sarasota County Pub. Hosp. Dist. Bonds (Sarasota Mem. Hosp.):
 Series 1991:
  3.50%, tender 4/10/97 (Liquidity Facility Goldman Sachs & Co.)
5,000,000  5,000,000
  3.50%, tender 6/12/97 (Liquidity Facility Goldman Sachs & Co.)
5,000,000  5,000,000
 Series 1993 A, 3.55%, tender 4/10/97 (Liquidity Facility Goldman Sachs &
Co.)   6,600,000  6,600,000
Sunrise Util. Sys. Participating VRDN, Series SG-16, 3.50%
 (Liquidity Facility Societe Generale, France) (b)   2,900,000  2,900,000
Sunshine State Governmental Fing. Commission Series 94, 3.35% 4/8/97, CP 12,680,000 12,680,000
Tampa Occupational License Tax Rev. Series 1996 A, 3.50% (FGIC Insured)
 (Liquidity Facility FGIC Security Purchase Inc.) VRDN   2,400,000
2,400,000
   140,010,000
GEORGIA - 7.0%
Albany Dougherty County Hosp. Auth. (Phoebe Puttnay Memorial Hosp.)
 Series 1996, 3.70% (AMBAC Insured) (BPA SunTrust Bank, Atlanta) VRDN 1,700,000 1,700,000
Burke County Dev. Auth. Poll. Cont. Rev.:
 (Georgia Pwr. Co.) Series 1994, 3.80%, VRDN   11,600,000  11,600,000
 (Oglethorpe Pwr. Corp. Vogtle. Proj.) Series 1997 A, 3.60% 12/1/97 (AMBAC
Insured)   16,800,000  16,800,000
Cobb County Hsg. Auth. Multi-Family Hsg. Rev. (Greenhouse Frey Apt.) 1996,
 3.45% (FNMA Guaranteed) VRDN   2,700,000  2,700,000
Columbia County Residential Care Facs. Rev. VRDN:
 (Augusta Residential Ctr./Brandon Wild Lifecare) 3.50%, LOC SunTrust Bank,
Atlanta   7,205,000  7,205,000
 (Augusta Resource Ctr. on Aging) Series 1994, 3.50%, LOC SunTrust Bank,
Atlanta   6,400,000  6,400,000
Dekalb County Dev. Auth. Dev. Rev. (A.G. Rhodes Home at Wesley Woods, Inc.
Proj.)
 Series 1996 C, 3.50%, LOC SunTrust Bank, Atlanta, VRDN   5,500,000
5,500,000
Dekalb County Hosp. Auth. Rev. (Medical Ctr. Proj.) Series B, 3.50%,
 LOC SunTrust Bank, Atlanta, VRDN   8,000,000  8,000,000
Dekalb County Hsg. Auth. Multi-Family Hsg. Rev. (Winterscreek Apts. Proj.)
3.45%
 (FNMA Guaranteed) VRDN   1,000,000  1,000,000
Floyd County Ind. Dev. Auth. Rev. (Georgia Pwr. Hammond Proj.) 3.85%, VRDN
 1,580,000  1,580,000
Fulton County Dev. Auth. Rev. (Robert W. Arts Ctr.) 3.50%, LOC SunTrust
Bank, Atlanta, VRDN   3,500,000  3,500,000
Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg. VRDN:
 (Champions Green Apts.) Series A, 3.45%, LOC Southtrust Bank of Alabama 13,860,000 13,860,000
 (Holcomb's Landing Apts. Proj.) 3.55%, LOC First Union Nat'l. Bank 3,600,000 3,600,000
 (Spring Creek Crossing Proj.) 3.55%, LOC Wachovia Bank of Georgia, NA 13,000,000 13,000,000
Georgia Muni. Elec. Auth.:
 Bonds:
  (Gen. Resolution Proj.) Series 1985 B,
   3.25%, tender 4/1/97, LOC Bayerische Landesbank Girozentrale   8,500,000
8,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
GEORGIA - CONTINUED
Georgia Muni. Elec. Auth.: - continued
 Bonds: - continued
  (Proj. One):
   Series 1994 C, 3.15%, tender 4/2/97, LOC ABN-AMRO Bank, NV  $ 2,700,000
$ 2,700,000
   Series 1994 E, 3.55%, tender 4/8/97, LOC ABN-AMRO Bank, NV   1,400,000
1,400,000
  (Proj. 1985 B) 3.25%, tender 4/8/97, LOC Bayerische Landesbank
Girozentrale   8,000,000  8,000,000
 Participating VRDN, Series SG-40, 3.50%
  (Liquidity Facility Societe Generale, France) (b)   8,610,000  8,610,000
Gwinnett County Dev. Auth. Rev. (Weslayan School Proj.) 3.30%, LOC SunTrust
Bank, Atlanta, VRDN   1,600,000  1,600,000
Macon-Bibb County Hosp. Auth. Rev. (Med. Ctr. of Central Georgia) 3.60%,
 LOC SunTrust Bank, Atlanta, VRDN   1,400,000  1,400,000
Marietta Hsg. Auth. Multi-Family Hsg. Rev. (Concepts 21 Apts.) 3.50% (FNMA
Guaranteed) VRDN   2,000,000  2,000,000
Metro Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN, Series SG-57, 3.50%
 (Liquidity Facility Societe Generale, France) (b)   8,605,000  8,605,000
Richmond County Board of Ed. Gen. Oblig. Participating VRDN, Series 1997 C,

 3.55% (Liquidity Facility Caisse des Depots et Consignations) (b) 2,500,000 2,500,000
Rockdale County Hosp. Auth. Rev. Series 1994, 3.50%, LOC SunTrust Bank,
Atlanta, VRDN   1,985,000  1,985,000
Roswell Hsg. Auth. Multi-Family Hsg. Rev. (Autumnbrook Apts.) Series 1991 A, 3.55%,
 LOC AmSouth Bank, VRDN   5,200,000  5,200,000
Worth County Ind. Dev. Auth. Rev. (Seabrook Enterprises) Series 1996 A,
3.50%,
 LOC SunTrust Bank, Atlanta   4,150,000  4,150,000
   153,095,000
IDAHO - 0.9%
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
 Series 1990, 3.45%   3,600,000  3,600,000
 Series 1994 A, 3.45%   3,000,000  3,000,000
 Series 1994 B, 3.45%   1,000,000  1,000,000
Idaho Health Facs. Auth. Hosp. Rev., VRDN:
 (Holy Cross Health Sys. Corp.) 3.45% (Liquidity Facility Morgan Guaranty
Trust, NY)   8,900,000  8,900,000
 (St. Lukes Regional Med. Ctr.) 3.85%, LOC Credit Suisse   2,100,000
2,100,000
Idaho TAN Series 1996, 4.50% 6/30/97   1,000,000  1,001,392
   19,601,392
ILLINOIS - 6.1%
Chicago School Reform Participating VRDN, Series 1996 BB, 3.61%
 (Liquidity Facility Bank of America NT & SA) (b)   9,000,000  9,000,000
Chicago Park Dist. Bonds, 4%, tender 1/1/98 (MBIA Insured)   1,000,000
1,002,539
Chicago Tax Increment Allocation Rev. (Stockyards Southeast Quad) Series 1996 B, 3.70%,
 LOC Northern Trust, VRDN   11,700,000  11,700,000
City of Decatur Wtr. Rev. Bonds, Series 1985, 3.30%, tender 4/8/97,
 LOC Sumitomo Bank Ltd.   2,400,000  2,400,000
Cook County Rev. (Catholic Charities Hosp.) Series 1988 A-1, 3.50%,
 LOC Nat'l. Westminster Bank, VRDN   1,900,000  1,900,000
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Garden Glen Apts.)
 Series 1993, 3.70%, VRDN   1,000,000  1,000,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg. (Commonwealth Edison Proj.) Series 1996 A,
 3.45% (AMBAC Insured) (Liquidity Facility Bank of New York) VRDN
4,100,000  4,100,000
Illinois Dev. Fin. Auth. Rev., VRDN:
 (American College of Surgeons) Series 1996, 3.45%, LOC Northern Trust Co.
Chicago   2,500,000  2,500,000
 (Presbyterian Home Lake Forest) Series 1996 A, 3.50%, LOC LaSalle Nat'l.
Bank   8,000,000  8,000,000
 (Sinai Commty. Proj.) Series 1997, 3.40%, LOC Lasalle Nat'l. Bank Chicago 2,000,000 2,000,000
Illinois Ed. Facs. Auth. Rev. (Univ. Pooled Prog.) Series 1985, 3.50% (FGIC Insured)
 (BPA Sakura Bank Ltd.) VRDN   13,600,000  13,600,000
Illinois Health Facs. Auth. Rev., VRDN:
 Rfdg.
  (Franciscan Eldercare Commty. Svc.) Series 1996C, 3.50%, LOC LaSalle Bank 9,800,000 9,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Illinois Health Facs. Auth. Rev., VRDN: - continued
 Rfdg: - continued
  (Combined Central Health Care Corp. & Northwest Commty. Hosp.) Series
1985 C,
   3.35%, LOC Sanwa Bank  $ 3,545,000 $ 3,545,000
 (Lake Forest Hosp. Proj.) 4.50%, LOC First Nat'l. Bank of Chicago 2,810,000 2,810,000
 (Pekin Mem. Hosp. Proj.) Series 1993 C, 3.50%, LOC Lasalle Nat'l. Bank of
Chicago   3,300,000  3,300,000
 (Rehabilitation Inst. of Chicago) Series 1997, 3.40%, LOC Bank of America
NT & SA   13,600,000  13,600,000
 (West Suburban Hosp. Med. Ctr. Proj.) Series 1991, 3.50%, LOC First Nat'l.
Bank of Chicago   9,800,000  9,800,000
Illinois Regional Trans. Auth. Participating VRDN:
 Series SG-10, 3.50% (Liquidity Facility Societe Generale, France) (b) 3,600,000 3,600,000
 Series SG-82, 3.50% (Liquidity Facility Societe Generale, France) (b) 10,500,000 10,500,000
Jackson County Reg. Dist. Port Facs. Rfdg. Rev. (Enron Trans. Svc.) 3.55%,
 LOC First Union Nat'l. Bank, VRDN   5,000,000  5,000,000
Northlake Econ. Dev. Rev. (Dominicks Finer Foods Inc. Proj.) Series 1991 B,
3.50%,
 LOC First Nat'l. Bank of Chicago, VRDN   2,400,000  2,400,000
Univ. of Chicago Participating VRDN, Series 96C1303, 3.56% (Liquidity
Facility Citibank, NA) (b)   9,500,000  9,500,000
Winnebago County Rev. (Mill Proj.) Series 1996, 3.55%, LOC Bank One,
Chicago, VRDN   1,235,000  1,235,000
   132,292,539
INDIANA - 1.9%
Carmel Clay Ind. School Dist. TAN 4.25% 12/31/97   2,100,000  2,107,137
Fort Wayne Econ. Dev. Rev. (Edy's Grand Ice Cream Proj.) Series 1985,
3.525%,
 LOC Bank of America NT & SA, VRDN   3,950,000  3,950,000
Indiana Trans. Fin. Auth. Participating VRDN, Series BTP-218,
 3.55% (Liquidity Facility Bankers Trust Co.) (b)   5,735,000  5,735,000
Indianapolis Gas Util. Sys. (Citizens Gas & Coke) 3.50%, 7/15/97
 (Liquidity Facility NBD Bank, NA) CP   8,500,000  8,500,000
Merrillville Health Care Facs. Participating VRDN, 3.65% (Liquidity
Facility Bank One) (b)   4,410,000  4,410,000
Richmond Econ. Dev. Rev. Rfdg. (Friends Fellowship Commty.) Series 1993,
3.55%,
 NBD Bank, NA, VRDN   3,500,000  3,500,000
Rockport Poll. Cont. Rev. Rfdg. (Michigan Pwr. Co. Proj.) 3.55%
 (AMBAC Insured) (Liquidity Facility Bank of New York) VRDN   5,000,000
5,000,000
South Bend Health Care Facs. Participating VRDN, Series 1992 A, 3.65%
 (Liquidity Facility Bank One) (b)   3,255,000  3,255,000
Sullivan Poll. Cont. Hoosier Energy Bonds (Rural Elec. Coop.)
 Series 85L-2, 3.45%, tender 4/7/97 (Nat'l. Rural Util. Coop. Fin.
Guaranteed)   4,050,000  4,050,000
   40,507,137
IOWA - 0.3%
Iowa School Corp. TAN Series 1996-97 A, 4.75% 6/27/97 (FSA Insured) 7,300,000 7,319,053
KANSAS - 0.9%
Olathe Ed. Facs. Rev. (College Assoc. Pooled Ed. Loan Prog.) Series 1989 A,
3.45%,
 LOC Midland Bank PLC, VRDN   19,600,000  19,600,000
KENTUCKY - 2.2%
Jefferson County Poll. Cont. Rev. Rfdg. (Philip Morris Co. Inc. Proj.)
Series 1992, 3.50%, VRDN   1,300,000  1,300,000
Louisville & Jefferson County Participating VRDN, Series PT-69, 3.55%
 (Liquidity Facility Bayerische Hypotheken - und Weschel) (b)   1,700,000
1,700,000
Mason County Poll. Cont. Rev. (Eastern Kentucky Pwr. Proj.) VRDN:
 Series 1984 B, 3.45% (Nat'l. Rural Util. Coop. Guaranteed) (CFC
Guaranteed)   14,700,000  14,700,000
 Series 1984 B-1, 3.45% (Nat'l. Rural Util. Coop. Guaranteed) (CFC
Guaranteed)   12,550,000  12,550,000
 Series 1984 B-3, 3.45% (Nat'l. Rural Util. Coop. Guaranteed) (CFC
Guaranteed)   17,800,000  17,800,000
   48,050,000
LOUISIANA - 2.9%
Calcasieu Parish Ind. Dev. (Weingarten Realty Proj.) 3.45%,
 LOC Texas Commerce Bank Houston, VRDN   1,990,000  1,990,000
Calcasieu Parish Sales Tax Dist. Series 1994-99/4-A, 3.50%,
 LOC Nat'l. Westminister Bank PLC, VRDN   1,770,000  1,770,000
Jefferson Parish Hosp. Rev. (W. Jefferson Med. Ctr. Dist. #1) Series 1986,
3.55%,
 LOC Rabobank Nederland, NV, VRDN   20,000,000  20,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
LOUISIANA - CONTINUED
Lafayette Econ. Dev. Auth. Ind. Dev. Rev. Rfdg. (Holt County of Louisiana Proj.) 3.775%,
 LOC Morgan Guaranty Trust, NY, VRDN  $ 4,065,000 $ 4,065,000
Louisiana Pub. Facs. Auth. Bonds (Sisters of Charity of the Incarnate Word) 3.75%, tender 6/30/97
 (BPA Toronto-Dominion Bank)   13,200,000  13,200,000
Louisiana Pub. Facs. Auth. Health Care Sys. Bonds (Sisters of Charity of the Incarnate Word)
 3.75%, tender 6/30/97 (BPA Credit Suisse)   9,000,000  9,000,000
Louisiana Pub. Facs. Auth. Wtr. Rfdg. Rev. (Louisiana Wtr. Co. Proj.) Series 1993, 3.50%,
 LOC Bank One Texas, VRDN   7,500,000  7,500,000
Plaquemines Port Harbor Terminal Dist. Port Fac. Rev. Bonds (Chevron Corp.)

 4.05%, tender 9/1/97   1,600,000  1,600,000
West Baton Rouge Parish Ind. Dist. # 3 Rev. Rfdg. Bonds (Dow Chemical Co.
Proj.)
 Series 1991, 3.60%, tender 4/4/97   3,800,000  3,800,000
   62,925,000
MARYLAND - 1.4%
Baltimore Rev. Rfdg. Participating VRDN, Series SG-20, 3.55%
 (Liquidity Facility Societe Generale, France) (b)   3,000,000  3,000,000
Maryland Econ. Dev. Corp. Rev. Series 1995, 3.50%, LOC NationsBank, NA,
VRDN   15,500,000  15,500,000
Maryland Health & Higher Ed. Facs. Auth. Rev., VRDN:
 (Helix Hosp.) Series A, 3.50%, LOC NationsBank, NA   3,900,000  3,900,000
 (Pooled Loan Prog.):
 Series D:
  3.50%, LOC NationsBank, NA   7,255,000  7,255,000
  3.50%, LOC Nationsbank, NA   1,355,000  1,355,000
   31,010,000
MASSACHUSETTS - 0.8%
Massachusetts Bay Trans. Auth. RAN 4.75% 9/5/97   4,200,000  4,213,641
Massachusetts Gen. Oblig. BAN Series 1996 A, 4.25% 6/10/97   7,000,000
7,004,509
Massachusetts Gen. Oblig. Participating VRDN,
 Series 96C2101, 3.61% (Liquidity Facility Citibank, NA) (b)   6,100,000
6,100,000
   17,318,150
MICHIGAN - 2.7%
Detroit School Dist. RAN 4.50% 5/1/97   11,700,000  11,705,122
Michigan Hosp. Fin. Auth. Rev. (Daughters of Charity Health Sys. Providence
Hosp.)
 Series 1984, 3.45%, VRDN   1,000,000  1,000,000
Michigan Muni. Bond Auth. RAN:
 Series 1996 A, 4.50% 7/3/97   27,020,000  27,072,303
 Series 1996 B, 4.50% 7/25/97   2,000,000  2,003,026
Michigan Strategic Fund Bonds (Dow Chemical Co. Proj.)
 Series 1986:
  3.45%, tender 4/9/97   2,000,000  2,000,000
  3.40%, tender 4/14/97   2,500,000  2,500,000
  3.55%, tender 6/11/97   2,400,000  2,400,000
Michigan Trunk Line Participating VRDN, Series SG-87, 3.50% (FGIC Insured)
 (Liquidity Facility Societe Generale, France) (b)   700,000  700,000
Midlan County Econ. Dev. Corp. Oblig. Rev. (Dow Chemical Co. Proj.) Series
1993 B, 4%, VRDN   10,200,000  10,200,000
   59,580,451
MINNESOTA - 1.2%
Bloomington Multi-Family Hsg. Rev. Rfdg. (Crow/Bloomington Apts. Proj.)
 Series 1993, 3.50%, LOC Citibank, NA, VRDN   8,305,000  8,305,000
Minnesota Gen. Oblig. Participating VRDN, Series 99, 3.55% (BPA Bankers
Trust Co.) (b)   7,710,000  7,710,000
North Branch Independent School Dist. #138 Participating VRDN, Series 1996 C, 3.65%
 (Liquidity Facility Norwest Bank, NA, Minnesota) (b)   965,000  965,000
Regents of the Univ. of Minnesota Bonds, Series H, 3.45%, tender 4/4/97
(BPA First Bank, NA)   2,500,000  2,500,000
Rochester Health Care Facs. Rev. (Mayo Foundation Proj.) Series 1985 C,
3.65%
 (Liquidity Facility Credit Suisse) VRDN   2,000,000  2,000,000
St. Paul Hsg. and Redev. Auth. Participating VRDN, Series 1996 E, 3.65% (FSA Insured)
 (Liquidity Facility Norwest Bank, NA, Minnesota) (b)   3,250,000
3,250,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
St. Paul Port Auth. Tax Increment Rev. (Westgate Office & Ind. Ctr. Proj.) Series 1991 3.55%,
 LOC First Bank NA, Minnesota, VRDN  $ 1,000,000 $ 1,000,000
   25,730,000
MISSOURI - 0.9%
Columbia Spl. Oblig. Ins. Reserve Series 1988 A, 3.45%,
 LOC Toronto-Dominion Bank, Canada, VRDN   1,250,000  1,250,000
Missouri Envir. Impt. Energy Resource Auth. Rev. Rfdg. (Kansas City Pwr. & Light Co.)
 3.55%, VRDN   12,000,000  12,000,000
Missouri Health & Ed. Health Facs. (Lutheran Sr. Svc.) 3.50%, LOC Lasalle
Nat'l. Bank, VRDN   3,000,000  3,000,000
Univ. of Missouri BAN Series 1996-97, 4.75% 6/30/97   3,400,000  3,407,263
   19,657,263
MONTANA - 0.1%
Montana Health Care Fac. Auth. Rev. (Pooled Loan Prog.) Series A, 3.60% (FGIC Insured)
 (Liquidity Facility Norwest Bank, NA, Minnesota) VRDN   2,900,000
2,900,000
NEBRASKA - 0.3%
Lancaster County Hosp. Auth. No.1 Hosp. Rev. Rfdg. (Bryan Mem.) Series 96,
3.35%
 (MBIA Insured) VRDN   2,000,000  2,000,000
Lancaster County Leasing Corp. (Tax Supported Lease Rental) Participating VRDN, Series PT-103,
 3.60% (Liquidity Facility Bayerische Hypotheken - und Weschel) (b) 1,000,000 1,000,000
Omaha Pub. Pwr. Dist. Elec. Sys. Participating VRDN, Series 1993 D, 3.50%
 (Liquidity Facility Merrill Lynch & Co. Inc.) (b)   2,530,000  2,530,000
   5,530,000
NEVADA - 1.4%
Clark County Arpt. Impt. Rev. Rfdg. Series 1993 A, 3.45% (MBIA Insured)
 (BPA Nat'l. Westminster Bank PLC) VRDN   17,000,000  17,000,000
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) Series 1995 C, 3.45%,
 LOC Barclays Bank PLC, UK, VRDN   2,500,000  2,500,000
Clark County School Dist. Participating VRDN (b):
 Series BT-192, 3.55% (Liquidity Facility Bankers Trust Co.)   2,800,000
2,800,000
 Series SG-62, 3.50% (Liquidity Facility Societe Generale, France) 2,900,000 2,900,000
Nevada Gen. Oblig. Participating VRDN, Series 1996, 3.50%
 (Liquidity Facility Societe Generale, France) (b)   5,815,000  5,815,000
   31,015,000
NEW HAMPSHIRE - 0.4%
Concord BAN 3.60% 4/14/97   4,800,000  4,800,054
New Hampshire Higher Ed. & Health Facs. Auth. Rev. (Alice Peck Day Lifecare Ctr./Harvest Hill)
 3.45%, LOC Corestates Bank, VRDN   800,000  800,000
New Hampshire Ind. Dev. Auth. Resource Recovery Rev. Bonds (Claremont Co. LP Proj.)
 Series 1985, 3.80%, tender 7/1/97 (MBIA Insured)   3,205,000  3,205,000
   8,805,054
NEW JERSEY - 1.8%
Clifton BAN 4.50% 6/26/97   1,400,000  1,401,902
New Jersey Gen. Oblig. Participating VRDN, Series 943005, 3.56%
 (Liquidity Facility Citibank, NA) (b)   7,400,000  7,400,000
New Jersey Series 1997 A, CP:
 3.15%, 4/1/97 (Liquidity Facility Union Bank of Switzerland)   10,000,000
10,000,000
 3.20%, 4/3/97 (Liquidity Facility Union Bank of Switzerland)   20,000,000
20,000,000
 3.20%, 4/8/97 (Liquidity Facility Union Bank of Switzerland)   1,300,000
1,300,000
   40,101,902
NEW MEXICO - 0.5%
Farmington Poll. Cont. Rev. Rfdg. (New Mexico San Juan Proj.) Series C,
3.50%,
 LOC Morgan Guaranty Trust, NY, VRDN   8,000,000  8,000,000
New Mexico State Highway Commission Tax Rev. Highway Series 1996, 3.45% (FSA Insured)
 (Liquidity Facility Canadian Imperial Bank of Commerce) VRDN   3,900,000
3,900,000
   11,900,000
NEW YORK - 4.9%
Buffalo RAN 4.25% 7/15/97, LOC Landesbank Hessen - Thuringen   1,200,000
1,202,202
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Hsg. Dev. Corp. Spl. Rev. (Related - East 96th St. Proj.) Series 1990 A,
 3.30%, LOC Bank of Tokyo - Mitsubishi, Ltd., VRDN $ 2,600,000 $ 2,600,000 New York City Muni. Wtr. Fin. Auth. Participating VRDN, Series FR-6,
 3.35% (Liquidity Facility Bank of New York, NA) (b)   1,890,000  1,890,000
New York City RAN Series 1996 B, 4.50% 6/30/97   87,800,000  87,963,455
New York State Energy Research & Dev. Auth., VRDN :
 (Brooklyn Union Gas Co. Proj.) Series 97, 3.30% (BPA Union Bank of
Switzerland)   7,000,000  7,000,000
 (Niagara Mohawk Pwr. Corp.) Series 1985 C, 3.80%, LOC Canadian Imperial
Bank of Commerce   700,000  700,000
New York State Gen. Oblig. Series U, CP:
 3.85% 4/4/97 (Liquidity Facility Westdeutsche Landesbank)   2,900,000
2,900,000
 3.70% 4/7/97 (Liquidity Facility Westdeutsche Landesbank)   3,300,000
3,300,000
   107,555,657
NORTH CAROLINA - 0.3%
North Carolina Eastern Muni. Pwr. Auth. Bonds 3.30%, tender 4/3/97,
 LOC Morgan Guaranty Trust, NY   1,600,000  1,600,000
North Carolina Med. Care Commission Health Care Facs. Bonds (St. Joseph of the Pines)
 3.75%, tender 6/1/97, LOC Wachovia Bank, NC, NA   2,600,000  2,600,000
Pasquotank County Hosp. Rev. Series 1997, 3.45%, LOC Wachovia Bank, NC, NA,
VRDN   1,800,000  1,800,000
   6,000,000
OHIO - 0.5%
Beavercreek City BAN 4% 8/15/97   2,900,000  2,903,366
Forest Hills School District (School Impt.) BAN 4.21% 6/17/97   1,350,000
1,351,850
Hamilton Health Sys. Rev. (Franciscan Sisters) Series 1987 A, 3.90%, LOC
Sumitomo Bank, Ltd., VRDN   1,000,000  1,000,000
Hancock County BAN 4.83% 11/21/97   2,700,000  2,718,002
Marion County Hosp. Impt. Rev. (Pooled Lease Prog.) Series 1992, 3.55%,
 LOC Bank One Akron, VRDN   1,640,000  1,640,000
Scioto County Marine Terminal Facs. Rev. (Norfolk Southern Corp. Proj.)
3.55%, VRDN   1,700,000  1,700,000
   11,313,218
OKLAHOMA - 0.6%
Cushing Muni. Auth. Correctional Facs. Rev. Series 1996, 3.46%,
 LOC First Union Nat'l. Bank, VRDN   7,500,000  7,500,000
Tulsa International Arpt. Gen. Rev. Series 1996, 3.40% (FGIC Insured)
 (BPA FGIC Security Purchase Inc.) VRDN   2,500,000  2,500,000
Tulsa International Arpt. Participating VRDN, Series 1997-B2, 3.56%
 (Liquidity Facility Bank of America NT & SA) (b)   2,745,000  2,745,000
   12,745,000
PENNSYLVANIA - 6.1%
Allegheny County Hosp. Redev. Auth. Health Facs. Rev. (Central Blood Bank
Proj.)
 Series 1992, 3.60%, LOC PNC Bank NA, VRDN   2,225,000  2,225,000
Allegheny County Ind. Dev. Auth. (Jewish Home & Hosp. for Aged) Series 96 B, 3.60%,
 LOC PNC Bank NA, VRDN   4,140,000  4,140,000
Allegheny County Ind. Dev. Auth. Rev. Rfdg., VRDN:
 (N. Versailles Shopping Ctr.) Series 1992, 3.55%, LOC Bank One, Columbus 3,570,000 3,570,000
 (Parkway Ctr. Mall Proj.) Series 1994 A, 3.60%, LOC Mellon Bank
1,900,000  1,900,000
Berks County Ind. Dev. Auth. Rev. (Lutheran Home at Topton Proj.) Series 1993 B, 3.55%,
 LOC Meridian Bank, VRDN   8,800,000  8,800,000
Delaware Valley Reg. Fin. Auth. Local Gov't. Rev., VRDN:
 Series 1985 A, 3.50%, LOC Midland Bank PLC   3,400,000  3,400,000
 Series 1985 B, 3.50%, LOC Midland Bank PLC   2,400,000  2,400,000
 Series 1985 D, 3.50%, LOC Midland Bank PLC   7,200,000  7,200,000
Lehigh County Ind. Dev. Auth. Rev. (The Keebler Co.) Series 1992, 3.55%,
 LOC Bank of Nova Scotia, VRDN   4,340,000  4,340,000
North Pennsylvania Wtr. Auth. Participating VRDN, Series SG-30, 3.55%
 (Liquidity Facility Societe Generale, France) (b)   4,000,000  4,000,000
Northeastern Hosp. & Ed. Auth. (Allhealth Pool Fing.) 3.70%, LOC Chase
Manhattan Bank, VRDN   28,000,000  28,000,000
Pennsylvania Econ. Dev. Auth. Rev. (Foxdale Village Proj.) Series 1989 C,
3.60%,
 LOC PNC Bank NA, VRDN   2,250,000  2,250,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania TAN Series 1996-97, 4.50% 6/30/97  $ 9,200,000 $ 9,216,431
Philadelphia School Dist. TRAN Series 1996-97, 4.50% 6/30/97   3,500,000
3,504,155
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97   4,400,000  4,405,732
Scranton-Lackawanna Health & Welfare Auth. (Elan Gardens Proj.) Series 1996, 3.60%,
 LOC PNC Bank NA, VRDN   3,500,000  3,500,000
South Fork Muni. Auth. Hosp. Rev. (Lee Hosp. Proj.) Series 1993 B, 3.60%,
 LOC PNC Bank NA, VRDN   5,070,000  5,070,000
West Cornwall Muni. Auth. Rev. (Lebanon Valley Brethren Home) 3.55%,
 LOC Meridian Bank, VRDN   935,000  935,000
York City Gen. Auth. Pooled Fing. Rev. Series 1996, 3.50%,
 LOC First Union Nat'l. Bank, VRDN   33,400,000  33,400,000
   132,256,318
RHODE ISLAND - 0.4%
Cumberland BAN 4% 11/26/97   3,475,000  3,483,724
East Providence TAN 4% 7/8/97   3,200,000  3,203,310
Rhode Island Health & Ed. Bldg. Rev. (Providence Country Day School) Series
1996,
 3.55%, LOC Fleet National Bank, VRDN   2,800,000  2,800,000
   9,487,034
SOUTH CAROLINA - 2.3%
Cherokee County School Dist #1 BAN 4% 9/10/97   4,700,000  4,710,142
South Carolina Cap. Impt. Participating VRDN, Series BT-27, 3.60%
 (Liquidity Facility Automatic Data Processing, Inc.) (b)   1,326,000
1,326,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Charleston Oxford) Series 1990 B, 3.60% (Continental Casualty Co.
Guaranteed)   10,180,000  10,180,000
 (Greenville Oxford) Series 1990 A, 3.60% (Continental Casualty Co.
Guaranteed)   4,855,000  4,855,000
 (Richland Oxford) Series 1990 C, 3.60% (Continental Casualty Co.
Guaranteed)   5,130,000  5,130,000
South Carolina Jobs Econ. Dev. Auth. Healthcare Facs. Rev. (The Methodist Home Proj.)
 Series 1994, 3.55%, LOC NationsBank, NA, VRDN   4,000,000  4,000,000
South Carolina Pub. Svc. Auth. CP:
 3.45%, 4/7/97   1,800,000  1,800,000
 3.45%, 4/10/97   5,821,000  5,821,000
 3.60%, 8/7/97   10,000,000  10,000,000
South Carolina Pub. Svc. Auth. Participating VRDN, Series 96C4001, 3.56%
 (Liquidity Facility Citibank, NA) (b)   3,000,000  3,000,000
   50,822,142
SOUTH DAKOTA - 0.3%
South Dakota Health & Ed. Facs. Auth. Rev. Rfdg. (Sioux Valley Hosp.) Series 1992 A,
 3.45%, VRDN   4,100,000  4,100,000
South Dakota School Dist. TAN Series 1996, 4.75% 7/28/97   3,270,000
3,278,129
   7,378,129
TENNESSEE - 6.0%
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev., VRDN:
 (City of Murfreesboro Loan) 3.50%, LOC NationsBank of TN   4,700,000
4,700,000
 Series 1995, 3.50%, LOC NationsBank, NA   16,500,000  16,500,000
Jackson Health & Hsg. Multi-Family Hsg. Rev. Rfdg. (Post House North Apts. Proj.) 3.50%,
 LOC Southtrust Bank of Alabama, VRDN   3,765,000  3,765,000
Knox County Health Ed. & Hsg. Facs. Board Rev. (Webb School Knoxville Proj.) 3.50%,
 LOC Third Nat'l. Bank of Nashville, VRDN   3,950,000  3,950,000
Knoxville Wtr. Rev. Participating VRDN, Series BT-57, 3.60%
 (Liquidity Facility Automatic Data Processing Inc.) (b)   3,540,000
3,540,000
Memphis Ctr. Rev. Fin. Corp. (Arbors of Harbor Town Project) Series 1990,
3.40%
 (Northwestern Mutual Guaranteed) VRDN   14,250,000  14,250,000
Memphis Gen. Improvement Participating VRDN, Series SGB-23, 3.50%
 (Liquidity Facility Societe Generale, France) (b)   4,930,000  4,930,000
Metropolitan Govt. Nashville & Davidson County Gen. Oblig.:
 Participating VRDN, Series SGA-11, 3.55% (Liquidity Facility Societe
Generale, France) (b)   2,100,000  2,100,000
 Pooled Loan Ed. Prog. Rev. Series A, 3.50%, LOC NationsBank, VRDN 6,400,000 6,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
TENNESSEE - CONTINUED
Metropolitan Nashville & Davidson County Health & Ed. Facs. Multi-Family
Hsg. Rev.
 (Brentwood Oaks Apts.) 3.45% (Northwestern Mutual Life Insurance Guaranteed) VRDN $ 9,400,000 $ 9,400,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. VRDN:
 Series 1995, 3.50%, LOC NationsBank of TN   38,255,000  38,255,000
 3.50%, LOC NationsBank, NA (South)   5,000,000  5,000,000
 3.50%, LOC NationsBank, NA (South)   3,400,000  3,400,000
Nashville & Davidson County Ind. Dev. Board Rev. (YMCA Proj.) Series 1994,
3.50%,
 LOC NationsBank, NA (South) VRDN   4,190,000  4,190,000
Nashville & Davidson Gen. Oblig. Participating VRDN, Series 96C4201, 3.56%
 (Liquidity Facility Citibank, NA) (b)   5,800,000  5,800,000
Sevier County Pub. Bldg. Auth. Rev., VRDN:
 Series D1, 3.35% (Liquidity Facility Kredietbank, NV) (AMBAC Insured) 4,000,000 4,000,000
 Series D2, 3.35% (Liquidity Facility Kredietbank, NV) (AMBAC Insured) 1,500,000 1,500,000
   131,680,000
TEXAS - 14.4%
Amarillo Health Facs. Corp. (Sears Panhandle Retirement Corp.) 3.50%,
 LOC Texas Commerce Bank NA Houston, VRDN   1,800,000  1,800,000
Austin Combined Util. Sys. Series A, 3.45%, 4/4/97, LOC Morgan Guaranty
Trust, NY, CP   1,600,000  1,600,000
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995, 3.55%, LOC
NationsBank of TX, VRDN   3,000,000  3,000,000
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 3.775%,
 LOC Household Finance Corp., VRDN   6,000,000  6,000,000
Austin Independent School Dist. TRAN 4.112% 8/29/97 (c)   3,900,000
3,900,000
Bexar County (Foutainhead Apts.) 3.45%, VRDN   3,000,000  3,000,000
Brazos Hbr. Ind. Dev. Corp. (Dow Chemical Corp.) Series 1986, 3.55% 6/11/97
 1,540,000  1,540,000
Brazos River Hbr. Navigation Dist. Rev. Bonds (Dow Chemical Corp.) (Dist. of Brazoria):
 Series 1991:
  3.20%, tender 4/8/97   9,600,000  9,600,000
  3.55%, tender 4/9/97   4,300,000  4,300,000
  3.60%, tender 5/5/97   1,000,000  1,000,000
  3.50%, tender 6/11/97   8,250,000  8,250,000
Central Waco Dev. Corp. Ind. Dev. Rev. Rfdg. (HE Butt Grocery Proj.) Series 1992, 3.45%,
 LOC Texas Commerce Bank of Houston, VRDN   1,900,000  1,900,000
Dallas Area Rapid Transit Sales Tax Rev. Series A, CP:
 3.40%, 4/7/97, LOC Credit Suisse/Swiss Bank   2,000,000  2,000,000
 3.60%, 4/14/97, LOC Credit Suisse/Swiss Bank   2,700,000  2,700,000
 3.60%, 5/13/97, LOC Credit Suisse/Swiss Bank   11,000,000  11,000,000
Dallas-Fort Worth Reg. Arpt. Participating VRDN, Series SG-5, 3.50%
 (Liquidity Facility Societe Generale, France) (b)   1,710,000  1,710,000
Denton Util. Sys. Rev. Rfdg. Participating VRDN, Series SG-32, 3.55%
 (Liquidity Facility Societe Generale, France) (b)   1,000,000  1,000,000
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Industries, Inc. Proj.)
Series 1992, 3.50%, VRDN   3,700,000  3,700,000
Goose Creek Independent School Dist. TRAN (c):
 4.144% 8/29/97   1,020,000  1,020,000
 4.112% 8/29/97   1,400,000  1,400,000
Grapevine-Colleyville Independent School Dist. Participating VRDN, Series SG-69, 3.50%
 (Liquidity Facility Society Generale, France) (b)   6,575,000  6,575,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg. Bonds Series
1992 A,
 4.05%, tender 9/1/97, LOC SLMA   6,200,000  6,200,000
Guadalupe-Blanco River Auth. Ind. Dev. Rev. (BOC Group Inc. Proj.) Series 1993, 3.50%,
 LOC Wachovia Bank of Georgia, NA, VRDN   12,400,000  12,400,000
Harris County Dev. Corp. Rev. (Johann Haltermann Ltd.) Series 1996 A,
3.45%,
 LOC Texas Commerce Bank, NA, VRDN   1,600,000  1,600,000
Harris County Health Facs. Corp. Bonds (Sisters of Charity of the Incarnate
Word):
 3.75%, tender 6/30/97 (BPA Credit Suisse)   1,700,000  1,700,000
 3.75%, tender 6/30/97 (BPA Toronto - Dominion Bank)   10,000,000
10,000,000
Harris County Health Facs. Dev. Corp. Rev. (Aces Greater Houston Pooled
Health)
 Series1985 A, 3.55%, LOC Texas Commerce Bank NA, VRDN   3,700,000
3,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
TEXAS - CONTINUED
Houston Series A, 3.50% 4/1/97 (Liquidity Facility Toronto Dominion) CP $ 4,500,000 $ 4,500,000
Houston Hsg. Fin. Corp. Single-Family Mtg. Participating VRDN, Series PT-1,
3.50%
 (Liquidity Facility Banque Nationale de Paris) (b)   6,660,000  6,660,000
Houston Participating VRDN, Series SG-28, 3.55% (Liquidity Facility Societe
Generale, France) (b)   4,000,000  4,000,000
Houston Wtr. & Swr. Sys. Rev. Rfdg. Participating VRDN (b):
 Series SG-20, 3.55% (Liquidity Facility Societe Generale, France) 4,000,000 4,000,000
 Series SG-24, 3.50% (Liquidity Facility Societe Generale, France) 1,000,000 1,000,000
 Series SG-76, 3.50% (Liquidity Facility Societe Generale, France) 24,650,000 24,650,000
 Series SG-77, 3.50% (Liquidity Facility Societe Generale, France) 3,600,000 3,600,000
Lower Colorado River Auth. CP:
 Series B, 3.45% 4/11/97 (Liquidity Facility Morgan Guaranty Trust, NY) 4,600,000 4,600,000
 Series C, 3.45% 4/11/97 (Liquidity Facility Morgan Guaranty Trust, NY) 2,000,000 2,000,000
Lower Colorado River Auth. Elec. Participating VRDN, Series 59, 3.60%
 (Liquidity Facility Automatic Data Processing Inc.) (b)   8,200,000
8,200,000
Matagorda County Navigation Dist #1 Participating VRDN, Series 1989 C,
3.65%
 (Liquidity Facility Caisse des Depots et Consignations) (b)   3,120,000
3,120,000
Port Neches Groves Independent School Dist. TAN 4.112% 8/29/97 (c) 1,200,000 1,200,000
San Antonio Elec. & Gas Sys. Series A, 3.30% 4/3/97, CP   3,500,000
3,500,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN, Series SG-51,
3.50%
 (Liquidity Facility Societe Generale, France) (b)   2,100,000  2,100,000
San Antonio Wtr. Rev. Participating VRDN, Series 96-4306, 3.56%
 (Liquidity Facility Citibank, NA) (b)   3,500,000  3,500,000
Silsbee Health Facs. Dev. Corp. Hosp. Rev. (Silsbee Doctor's Hosp.) Series 1984, 3.45%,
 LOC Citibank, NA, VRDN   3,500,000  3,500,000
Texas A&M Univ. Participating VRDN (b):
 Series BTP-15, 3.55% (BPA Bankers Trust Co.)   5,445,000  5,445,000
 Series SGA-21, 3.55% (Liquidity Facility Societe Generale, France) 1,400,000 1,400,000
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN, Series PT-9,
3.55%
 (Liquidity Facility Commerz Bank, Germany) (b)   3,700,000  3,700,000
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   92,600,000  92,893,979
Texas Higher Ed. Auth. Series B, 3.40% (BPA FGIC Security Purchase Inc.)
VRDN   1,000,000  1,000,000
Texas Hsg. & Commty. Participating VRDN, Series PA-126, 3.50% (MBIA
Insured)
 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   1,080,000  1,080,000
Texas Muni. Pwr. Agcy. 3.40% 4/9/97 (Liquidity Facility Bank of America NT
& SA) CP   6,600,000  6,600,000
Texas Pub. Fin. Auth. Participating VRDN, Series 1996-CB2, 3.55%
 (Liquidity Facility Chase Manhattan Bank) (b)   2,300,000  2,300,000
Texas School Board TAN 4.75% 8/29/97 (FSA Insured)   2,200,000  2,207,153
Texas Wtr. Dev. Board Participating VRDN, Series SGA-23, 3.55%
 (Liquidity Facility Societe Generale, France) (b)   1,900,000  1,900,000
Univ. of Texas Bonds (Permanent Univ. Fund) Series A, 3.40%, tender 4/14/97
 1,000,000  1,000,000
Univ. of Texas Rev. Fing. Sys., Series A, 3.40%, 4/14/97, CP   2,873,000
2,873,000
   315,124,132
UTAH - 1.0%
Davis County School Dist. TAN 4.50% 6/30/97   1,000,000  1,001,923
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg. Participating VRDN, 3.61%
 (Liquidity Facility Citibank, NA) (b)   4,800,000  4,800,000
Intermountain Pwr. Agcy. Pwr. Supply Unlimited Tax Rev. 7% 7/1/97
1,000,000  1,008,457
Intermountain Pwr. Agcy. Rev. Rfdg. Bonds Series 1985 F, 3.40%,
 tender 4/7/97 (BPA Bank of America NT & SA)   3,900,000  3,900,000
Salt Lake City TRAN Series 1996, 4.50% 6/30/97   3,600,000  3,604,268
Taylorsville Ind. Dev. Rev. (BDS Hermes Assoc. Proj.) 3.55%, LOC Bank One
Arizona, NA, VRDN   2,000,000  2,000,000
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83, 3.50%
 (Liquidity Facility Societe Generale, France) (b)   4,800,000  4,800,000
   21,114,648
VIRGINIA - 4.2%
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr Co.) Series 1985,
 3.60%, tender 4/10/97   1,100,000  1,100,000
Chesapeake Participating VRDN, Series PA-142, 3.50% (Liquidity Facility
Merrill Lynch & Co. Inc.) (b)   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
VIRGINIA - CONTINUED
Chesterfield County Ind. Dev. Auth. Bonds (Virginia Elec. & Pwr. Co.
Proj.):
 Series B:
  3.60%, tender 4/3/97  $ 2,535,000 $ 2,535,000
  3.45%, tender 4/10/97   5,330,000  5,330,000
  3.50%, tender 6/12/97   1,000,000  1,000,000
  3.60%, tender 8/7/97   4,000,000  4,000,000
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.)
 Series 1985, 3.60%, tender 4/11/97   2,000,000  2,000,000
Fairfax County Ind. Dev. Auth. (Inova Health Sys.) Series 1989 A, 3.50%,
VRDN   3,000,000  3,000,000
Louisa Ind. Dev. Auth. Bonds (Virginia Elec. & Pwr. Co. Proj.):
 Series 1984, 3.55%, tender 4/16/97   2,400,000  2,400,000
 Series 1985:
  3.45%, tender 4/7/97 (BPA Bank of New York, NA)   1,000,000  1,000,000
  3.55%, tender 7/24/97 (BPA Bank of New York, NA)   4,800,000  4,800,000
  3.60%, tender 8/7/97 (BPA Bank of New York, NA)   1,900,000  1,900,000
  3.55%, tender 8/8/97 (BPA Bank of New York, NA)   8,000,000  8,000,000
 Series 1987, 3.60%, tender 4/11/97   2,500,000  2,500,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984,
 3.45%, tender 4/16/97   2,000,000  2,000,000
Louisa Ind. Dev. Auth. Rev. Series 1995, 3.50%, LOC NationsBank NA, VRDN 1,800,000 1,800,000
Peninsula Port Auth. Port Facs. Rev. Rfdg. Bonds (CSX Transportation Proj.) Series 1992,
 3.40%, tender 4/8/97, LOC Bank of Nova Scotia   1,000,000  1,000,000
Prince Williams County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.)
 3.45%, tender 4/9/97   1,700,000  1,700,000
Richmond Rev. Series A, 3.50% (Liquidity Facility NationsBank, NA) VRDN 28,000,000 28,000,000
Suffolk Redev. & Hsg. Auth. Multi-Family Rental Hsg. Rev. VRDN:
 (Windsor at Fieldstone Proj.) 3.50%, LOC NationsBank, NA   14,918,000
14,918,000
 (Windsor at Potomac Vista Proj.) 3.50%, LOC NationsBank, NA   1,003,000
1,003,000
Virginia Hsg. Dev. Auth. Hsg. Rev. (AHC Svc. Corp.) Series 1987 A, 3.55%,
VRDN   700,000  700,000
York County Ind. Dev. Rev. Rfdg. (Philip Morris Co. Inc. Proj.) Series
1992, 3.50%, VRDN   1,000,000  1,000,000
   92,686,000
WASHINGTON - 3.6%
Kent Gen. Oblig. Participating VRDN, Series SGA-27, 3.55%
 (Liquidity Facility Societe Generale, France) (b)   4,100,000  4,100,000
Port of Vancouver (United Grain Corp. of Oregon) Series 1984 A, 3.60%,
 LOC Industrial Bank of Japan, VRDN   1,000,000  1,000,000
Seattle Ind. Dev. Corp. Ind. Rev. Rfdg. (Longview Fibre Co. Proj.) Series 1988, 3.80%,
 LOC ABN-AMRO Bank, VRDN   2,500,000  2,500,000
Seattle Limited Tax Gen. Oblig. Participating VRDN, Series SG-12, 3.50%
 (Liquidity Facility Societe Generale, France) (b)   7,400,000  7,400,000
Washington Gen. Oblig. Participating VRDN (b):
  Series 1993-C, 3.61% (Liquidity Facility Citibank, NA)   21,700,000
21,700,000
  Series BTP-125, 3.55% (Liquidity Facility Bankers Trust Co.)   9,575,000
9,575,000
  Series BTP-195, 3.55% (Liquidity Facility Bankers Trust Co.)   3,100,000
3,100,000
  Series SGA-34, 3.55% (Liquidity Facility Societe Generale, France) 8,335,000 8,335,000
  Series SGA-36, 3.55% (Liquidity Facility Societe Generale, France) 2,000,000 2,000,000
  Series SGA-37, 3.50% (Liquidity Facility Societe Generale, France) 7,000,000 7,000,000
Washington Health. Facs. Auth. Rev. (Fred Huchinson Cancer Research Proj.)
VRDN:
 Series 1991-A, 3.85%, LOC Morgan Guaranty Trust, NY   7,785,000  7,785,000
 Series 1996, 3.85%, LOC Morgan Guaranty Trust, NY   2,400,000  2,400,000
Washington Pub. Pwr. Supply Sys. Participating VRDN, Series BT-61, 3.70%
 (Liquidity Facility Automatic Data Processing, Inc.) (b)   1,200,000
1,200,000
   78,095,000
WEST VIRGINIA - 0.2%
Kanawha County Commercial Dev. Rev. Rfdg. (McJunkin Corp. Proj.) Series
1991,
 3.55%, LOC NationsBank NA, VRDN   4,015,000  4,015,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
WISCONSIN - 1.6%
Beaver Dam Unified School Dist. BAN:
 3.85% 10/14/97  $ 1,100,000 $ 1,100,528
 4.10% 10/14/97   2,000,000  2,000,710
Milwaukee County Gov't Bonds, Series A, 4.80%, tender 9/1/97   1,000,000
1,004,654
Milwaukee Ind. Dev. Rev. (Longview Fiber Co.) Series 1987, 3.80%, LOC
ABN-AMRO Bank, VRDN   1,960,000  1,960,000
Village of Rothschild Poll. Cont. Rev. (Weyherhaeuser Co. Proj.) Series
1982, 3.528%, VRDN   2,400,000  2,400,000
Whitnall School Dist. TRAN 4.50% 9/27/97   1,000,000  1,002,058
Wisconsin Health & Ed. Facs. Rev. Bonds (Alexian Village of Milwaukee)
3.55%,
 tender 4/7/97, LOC Sumitomo Bank, Ltd.   1,600,000  1,600,000
Wisconsin TRAN Series 1996, 4.50% 6/16/97   23,000,000  23,028,521
   34,096,471
WYOMING - 0.0%
Sweetwater County Poll. Cont. Rev. Bonds (Pacificorp) Series 1988 A, 3.40%,
 tender, 4/8/97, LOC Union Bank of Switzerland   1,000,000  1,000,000
MULTIPLE STATES - 3.1%
Dupage Wtr. Commission Participating VRDN, Series 1993, 3.56%
 (Liquidity Facility Citibank, NA) (b)   13,100,000  13,100,000
Florida Board of Ed. Participating VRDN, Series 96C0917, 3.61% (Liquidity
Facility Citibank, NA) (b)   2,900,000  2,900,000
Lakeland Elec. & Wtr. Participating VRDN, Series 960901, 3.61% (Liquidity
Facility Citibank, NA) (b)   6,600,000  6,600,000
NCNB Tax-Exempt Trust Participating VRDN, Series 1990-A, 4.125%, LOC
NationsBank, NA (b)   1,170,000  1,170,000
Stephens Equity Trust I Participating VRDN, Series 1996, 3.61%,
 LOC Bayerische Hypothekken-und Weschel (b)   11,000,000  11,000,000
Texas Pub. Fin. Auth. Participating VRDN, Series 97C4301, 3.56% (Liquidity
Facility Citibank, NA) (b)   4,800,000  4,800,000
Washington Gen. Oblig. Participating VRDN, Series 96C4708, 3.61%
 (Liquidity Facility Citibank, NA) (b)   9,900,000  9,900,000
Washington State Motor Vehicle Fuel Tax Participating VRDN, Series 964701,
 3.61% (Liquidity Facility Citibank, NA) (b)   17,200,000  17,200,000
   66,670,000
TOTAL INVESTMENTS - 100%  $2,182,495,015
Total Cost for Income Tax Purposes  $ 2,182,495,102
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation
  Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Provides evidence of ownership in one or more underlying municipal bonds.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Austin Independent
School Dist. TRAN
  4.112% 8/29/97   11/1/96 $ 3,900,000
Goose Creek Independent
School Dist. TRAN:
  4.144% 8/29/97  12/16/96 $ 1,020,000
  4.112% 8/29/97  12/16/96 $ 1,400,000
Port Neches Groves
(Independent School Dist.)
TAN 4.112%
  8/29/97   12/9/96 $ 1,200,000
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997

ASSETS

Investment in securities, at value - See accompanying schedule                   $ 2,182,495,015

Cash                                                                              48,124

Interest receivable                                                               19,182,258

 TOTAL ASSETS                                                                     2,201,725,397

LIABILITIES

Payable for investments purchased                                 $ 87,988,195

Distributions payable                                              4,508,177

Accrued management fee                                             309,861

Distribution fees payable                                          14,786

Other payables and accrued expenses                                153,338

 TOTAL LIABILITIES                                                                92,974,357

NET ASSETS                                                                       $ 2,108,751,040

Net Assets consist of:

Paid in capital                                                                  $ 2,109,150,820

Accumulated net realized gain (loss) on investments                               (399,884)

Unrealized gain from accretion of discount                                        104

NET ASSETS                                                                       $ 2,108,751,040

CLASS I:                                                                          $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($2,022,191,485 (divided by)
 2,022,574,856 shares)

CLASS II:                                                                         $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($60,246,903 (divided by)
 60,258,324 shares)

CLASS  III:                                                                       $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($26,312,652 (divided by)
 26,317,640 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1997

INTEREST INCOME                                                                        $ 75,514,054

EXPENSES

Management fee                                                           $ 4,268,633

Transfer agent fees

 Class I                                                                  518,334

 Class II                                                                 26,492

 Class III                                                                4,826

Distribution fees

 Class II                                                                 183,530

 Class III                                                                34,838

Accounting fees and expenses                                              277,016

Custodian fees and expenses                                               59,999

Registration fees

 Class I                                                                  329,331

 Class II                                                                 220,683

 Class III                                                                174,794

Audit                                                                     31,660

Legal                                                                     22,484

Miscellaneous                                                             27,344

 Total expenses before reductions                                         6,179,964

 Expense reductions                                                       (1,766,798    4,413,166
                                                                         )

NET INTEREST INCOME                                                                     71,100,888

REALIZED AND UNREALIZED GAIN (LOSS)                                                     (408,602
Net realized gain (loss) on investment securities                                      )

Increase (decrease) in net unrealized gain from accretion of discount                   104

NET GAIN (LOSS)                                                                         (408,498
                                                                                       )

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $ 70,692,390


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED   YEAR ENDED
                                    MARCH 31,    MARCH 31,
                                    1997         1996


Operations                                                                       $ 71,100,888      $ 70,587,934
Net interest income

 Net realized gain (loss)                                                         (408,602)         365,847

 Increase (decrease) in net unrealized gain from accretion of discount            104               (8,972)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  70,692,390        70,944,809

Distributions to shareholders from:
Net interest income

  Class I                                                                         (66,743,867)      (70,549,024)

  Class II                                                                        (3,926,325)       (7,896)

  Class III                                                                       (430,696)         (31,014)

 TOTAL DISTRIBUTIONS                                                              (71,100,888)      (70,587,934)

Share transactions - net increase (decrease) at net asset value of $1.00 per share

  Class I                                                                         215,665,722       (70,253,634)

  Class II                                                                        59,290,424        967,900

  Class III                                                                       25,329,175        988,465

  TOTAL  SHARE TRANSACTIONS                                                       300,285,321       (68,297,269)

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                        299,876,823       (67,940,394)

NET ASSETS

 Beginning of period                                                              1,808,874,217     1,876,814,611

 End of period                                                                   $ 2,108,751,040   $ 1,808,874,217

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                           YEARS ENDED MARCH 31,          TEN MONTH      YEARS ENDED MAY 31,
                                                          PERIOD ENDED
                                                          MARCH 31,

SELECTED PER-SHARE DATA    1997                    1996   1995           1994                  1993



Net asset value, beginning of period                  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                                   .033          .036          .027          .024          .026

Less Distributions

 From net interest income                              (.033)        (.036)        (.027)        (.024)        (.026)

Net asset value, end of period                        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                                         3.40%         3.70%         2.74%         2.44%         2.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 2,022,191   $ 1,806,918   $ 1,876,815   $ 2,390,663   $ 2,239,031

Ratio of expenses to average net assets                .20% C        .19% C        .18% A        .18% C        .18% C
                                                                                  ,C

Ratio of net interest income to average net assets     3.34%         3.64%         3.20%         2.41%         2.62%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
                           YEAR ENDED    NOVEMBER 6, 1995
                           MARCH 31,     (COMMENCEMENT
                                         OF OPERATIONS) TO
                                          MARCH 31,

SELECTED PER-SHARE DATA    1997          1996

Net asset value, beginning of period                  $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                   .032       .013

Less Distributions

 From net interest income                              (.032)     (.013)

Net asset value, end of period                        $ 1.000    $ 1.000

TOTAL RETURN B                                         3.25%      1.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 60,247   $ 968

Ratio of expenses to average net assets                .35% C     .35% A,
                                                                 C

Ratio of net interest income to average net assets     3.21%      3.17% A

FINANCIAL HIGHLIGHTS - CLASS III
                           YEAR ENDED    NOVEMBER 6, 1995
                           MARCH 31,     (COMMENCEMENT
                                         OF OPERATIONS) TO
                                          MARCH 31,

SELECTED PER-SHARE DATA    1997          1996

Net asset value, beginning of period                  $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                   .031       .013

Less Distributions

 From net interest income                              (.031)     (.013)

Net asset value, end of period                        $ 1.000    $ 1.000

TOTAL RETURN B                                         3.14%      1.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 26,313   $ 988

Ratio of expenses to average net assets                .45% C     .45% A,
                                                                 C

Ratio of net interest income to average net assets     3.09%      3.00% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
 DAILY MONEY FUND: TREASURY ONLY
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


U.S. TREASURY OBLIGATIONS - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 23.8%
4/17/97 5.16% $ 50,266,000 $ 50,151,450
4/17/97 5.17  16,814,000  16,775,585
4/17/97 5.19  148,880,000  148,538,658
4/24/97 5.03  20,364,000  20,299,273
4/24/97 5.04  5,968,000  5,949,012
4/24/97 5.13  5,771,000  5,752,381
5/22/97 5.04  6,716,000  6,668,619
7/24/97 5.73  8,304,000  8,161,476
8/21/97 5.75  5,409,000  5,293,042
8/21/97 5.84  12,157,000  11,891,582
9/18/97 5.71  2,405,000  2,343,616
4/2/98 6.00  15,000,000  14,141,550
TOTAL U.S. TREASURY BILLS    295,966,244
U.S. TREASURY NOTES - 76.2%
4/15/97 5.04  51,188,000  51,251,462
4/15/97 5.18  33,492,000  33,531,909
4/30/97 5.18  19,987,000  20,012,089
4/30/97 5.19  48,784,000  48,845,184
4/30/97 5.20  23,982,000  24,004,769
4/30/97 5.21  3,144,000  3,146,992
4/30/97 5.26  50,418,000  50,471,744
4/30/97 5.28  11,956,000  11,970,592
5/15/97 5.26  59,482,000  59,705,468
5/15/97 5.27  91,493,000  91,754,482
5/15/97 5.28  35,000,000  35,049,284
5/15/97 5.29  50,000,000  50,067,782
5/15/97 5.30  7,323,000  7,332,931
5/31/97 5.14  11,910,000  11,936,518
5/31/97 5.21  43,476,000  43,531,266
5/31/97 5.22  16,100,000  16,120,154
5/31/97 5.25  70,000,000  70,085,239
5/31/97 5.29  20,000,000  20,021,484
5/31/97 5.45  100,000,000  100,051,904
6/30/97 5.27  14,534,000  14,544,995
6/30/97 5.30  11,032,000  11,039,522
7/31/97 5.20  8,000,000  8,016,440
7/31/97 5.28  4,931,000  4,939,911
7/31/97 5.31  13,497,000  13,520,448
7/31/97 5.51  2,941,000  2,943,735
8/15/97 5.23  75,000,000  75,340,239
8/31/97 5.39  3,157,000  3,162,501
11/30/97 5.38  15,000,000  14,984,832

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
2/28/98 5.72% $ 10,000,000 $ 9,938,231
2/28/98 5.75  20,000,000  19,871,046
3/31/98 5.60  10,000,000  10,027,936
3/31/98 5.73  12,000,000  12,015,829
TOTAL U.S. TREASURY NOTES    949,236,918
TOTAL INVESTMENTS - 100%    $1,245,203,162
Total Cost for Income Tax Purposes  $ 1,245,203,162
INCOME TAX INFORMATION
At March 31, 1997, the fund had a capital loss carryforward of approximately $364,000 of which $22,000, $162,000, $115,000 and $65,000 will expire on March 31, 2001, 2002, 2004, and 2005, respectively.
A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
DAILY MONEY FUND: TREASURY ONLY
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 MARCH 31, 1997

ASSETS

Investment in securities, at value                   $ 1,245,203,162
- See accompanying schedule

Cash                                                  673,619

Interest receivable                                   21,735,381

 TOTAL ASSETS                                         1,267,612,162

LIABILITIES

Payable for investments               $ 14,141,550
purchased

Distributions payable                  4,053,272

Accrued management fee                 214,916

Other payables and                     28,125
accrued expenses

 TOTAL LIABILITIES                                    18,437,863

NET ASSETS                                           $ 1,249,174,299

Net Assets consist of:

Paid in capital                                      $ 1,249,335,963

Accumulated net realized gain                         (161,664)
(loss) on investments

NET ASSETS                                           $ 1,249,174,299

CLASS I:                                              $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($1,156,666,958 (divided by)
 1,156,816,649 shares)

CLASS II:                                             $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($56,501,841 (divided by)
 56,509,154 shares)

CLASS III:                                            $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($36,005,500 (divided by)
 36,010,160 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED MARCH 31, 1997

INTEREST INCOME                             $ 67,719,433

EXPENSES

Management fee                $ 5,400,564

Distribution fees              39,449
Class II

 Class III                     61,307

Non-interested trustees'       15,674
compensation

 Total expenses before         5,516,994
reductions

 Expense reductions            (2,843,256    2,673,738
                              )

NET INTEREST INCOME                          65,045,695

NET REALIZED GAIN (LOSS)                     (64,845
 ON INVESTMENTS                             )

NET INCREASE IN NET ASSETS                  $ 64,980,850
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED   YEAR ENDED
                                    MARCH 31,    MARCH 31,
                                    1997         1996


Operations                                                                       $ 65,045,695      $ 70,116,054
Net interest income

 Net realized gain (loss)                                                         (64,845)          (114,693)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  64,980,850        70,001,361

Distributions to shareholders from:
Net interest income

  Class I                                                                         (62,527,342)      (69,114,113)

  Class II                                                                        (1,336,950)       (42,881)

  Class III                                                                       (1,181,403)       (959,060)

 TOTAL DISTRIBUTIONS                                                              (65,045,695)      (70,116,054)

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                                         (204,330,031)     94,879,983

  Class II                                                                        56,407,114        102,040

  Class III                                                                       31,912,957        4,097,203

 TOTAL SHARE TRANSACTIONS                                                         (116,009,960)     99,079,226

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (116,074,805)     98,964,533

NET ASSETS

 Beginning of period                                                              1,365,249,104     1,266,284,571

 End of period                                                                   $ 1,249,174,299   $ 1,365,249,104

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I



                                                YEARS ENDED MARCH 31,       EIGHT MONTH    YEARS ENDED JULY 31,
                                                                            PERIOD ENDED
                                                                            MARCH 31,

SELECTED PER-SHARE DATA                         1997          1996          1995           1994         1993         1992

Net asset value, beginning of period            $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

Income from Investment Operations

 Net interest income                             .050          .054          .033          .032          .031          .045

Less Distributions

 From net interest income                        (.050)        (.054)        (.033)        (.032)        (.031)        (.045)

Net asset value, end of period                  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN B                                  5.17%         5.56%         3.38%         3.27%         3.10%         4.64%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)         $ 1,156,667   $ 1,361,050   $ 1,266,285   $ 1,049,170   $ 1,047,791   $ 1,197,559

Ratio of expenses to average net assets         .20% C        .20%          .20% A,       .20%          .20%          .20%
                                                              C             C             C             C             C

Ratio of net interest income to average net assets 5.05%      5.41%         5.02% A       3.22%         3.05%         4.43%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS)
FINANCIAL HIGHLIGHTS - CLASS II
                           YEAR ENDED   NOVEMBER 6,
                           MARCH 31,    1995
                                        (COMMENCEMENT
                                        OF OPERATIONS) TO
                                        MARCH 31,

SELECTED PER-SHARE DATA    1997         1996


Net asset value, beginning of period                                $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                                 .049       .020

Less Distributions

 From net interest income                                            (.049)     (.020)

Net asset value, end of period                                      $ 1.000    $ 1.000

TOTAL RETURN B                                                       5.01%      2.04%

Ratios and Supplemental Data

Net assets, end of period (000 omitted)                             $ 56,502   $ 102

Ratio of expenses to average net assets                              .35% C     .35%  A, C

Ratio of expenses to average net assets after expense reductions     .34% D     .35% A

Ratio of net interest income to average net assets                   4.94%      5.03% A


FINANCIAL HIGHLIGHTS - CLASS III
                           YEAR ENDED   NOVEMBER 6,
                           MARCH 31,    1995
                                        (COMMENCEMENT
                                        OF OPERATIONS) TO
                                        MARCH 31,

SELECTED PER-SHARE DATA    1997         1996

Net asset value, beginning of period                  $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                   .048       .020

LESS DISTRIBUTIONS

 From net interest income                              (.048)     (.020)

Net asset value, end of period                        $ 1.000    $ 1.000

TOTAL RETURN B                                         4.90%      2.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 36,006   $ 4,097

Ratio of expenses to average net assets                .45% C     .45% A, C

Ratio of net interest income to average net assets     4.82%      4.86% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
INVESTMENTS MARCH 31, 1997

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 2.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES - 2.5%
Chase Manhattan Bank
5/12/97 5.45% $ 5,205,834 $ 5,173,818
6/11/97 5.54  2,561,385  2,534,207
Mellon Bank, N.A.
8/1/97 5.50  1,000,000  981,836
TOTAL BANKERS' ACCEPTANCES   8,689,861
CERTIFICATES OF DEPOSIT - 50.9%
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
ABN-AMRO Bank
12/4/97 5.75  2,000,000  1,995,687
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 35.4%
Bank of Tokyo - Mitsubishi Ltd.
5/5/97 5.60  1,000,000  1,000,000
5/7/97 5.48  1,000,000  1,000,079
5/27/97 5.48  2,000,000  2,000,000
5/30/97 5.48  1,000,000  1,000,000
6/3/97 5.53  2,000,000  2,000,000
Banque Nationale de Paris
5/14/97 5.35  3,262,000  3,262,056
Bayerische Hypotheken - und Weschel
4/7/97 5.33  1,000,000  1,000,000
5/12/97 5.37  2,000,000  2,000,021
Bayerische Landesbank Girozentrale
4/22/97 5.56  2,000,000  2,000,000
Caisse Nationale de Credit Agricole
4/21/97 5.40  10,000,000  10,000,000
Canadian Imperial Bank of Commerce
4/14/97 5.35  1,000,000  1,000,000
4/15/97 5.33  7,000,000  7,000,000
4/30/97 5.35  1,000,000  999,996
Commerzbank, Germany
4/9/97 5.32  2,000,000  2,000,000
4/14/97 5.35  5,000,000  5,000,000
6/4/97 5.44  2,000,000  1,999,613
8/11/97 5.45  1,000,000  1,000,063
Deutsche Bank, Germany
5/28/97 5.34  5,000,000  5,000,000
10/28/97 5.70  1,000,000  999,270
1/16/98 5.80  5,000,000  4,998,353
Dresdner Bank, A.G,. Germany
6/18/97 5.37  3,000,000  3,000,000
National Westminster Bank, PLC
5/1/97 5.42  1,000,000  1,000,014
6/17/97 5.50  15,000,000  15,000,000
Rabobank Nederland, N.V.
4/1/97 5.53  3,000,000  3,000,000
6/16/97 5.50  5,000,000  5,000,000
Sanwa Bank, Ltd.
4/18/97 5.50  2,000,000  2,000,000
5/27/97 5.50  1,000,000  1,000,015
Societe Generale, France
4/1/97 5.37  1,150,000  1,150,000
4/1/97 5.42  2,000,000  2,000,000
4/9/97 5.42  1,000,000  1,000,000
4/11/97 5.42  3,480,000  3,480,095
7/28/97 5.55  5,000,000  5,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Sumitomo Bank, Ltd.
4/1/97 5.51% $ 1,000,000 $ 1,000,000
4/8/97 5.58  1,000,000  1,000,000
5/19/97 5.52  1,000,000  1,000,000
5/19/97 5.54  1,000,000  1,000,000
5/27/97 5.50  1,000,000  1,000,000
5/30/97 5.52  1,000,000  1,000,000
6/6/97 5.58  1,000,000  1,000,000
Swiss Bank Corp.
4/23/97 5.41  7,000,000  7,000,000
7/16/97 5.40  1,000,000  1,000,000
12/22/97 5.99  2,000,000  2,000,000
Westdeutsche Landesbank
4/21/97 5.50  2,000,000  2,000,000
Westpac Banking Corp.
9/15/97 5.70  5,000,000  5,000,000
  121,889,575
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
Bank of Nova Scotia
4/1/98 6.20  2,000,000  1,998,855
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 14.3%
ABN-AMRO Bank
6/9/97 5.42  1,000,000  1,000,017
Abbey National, Treasury Services
3/4/98 5.87  2,000,000  2,000,000
Banco Bilbao Vizcaya, S.A.
4/8/97 5.40  1,000,000  1,000,006
4/28/97 5.43  3,000,000  2,999,985
Banco Bilbao Vizcaya, S.A.
4/30/97 5.43  1,000,000  1,000,008
Bayerische Hypotheken - und Weschel
4/7/97 5.37  5,000,000  5,000,008
Bayerische Landesbank Girozentrale
4/14/97 5.42  6,000,000  6,000,025
7/29/97 5.51  2,000,000  2,000,316
Bayerische Vereinsbank A.G.
5/12/97 5.38  5,000,000  4,999,861
8/26/97 5.44  1,000,000  999,997
National Westminster Bank, PLC
4/22/97 5.41  1,000,000  1,000,003
Rabobank Nederland, N.V.
4/2/97 5.37  10,000,000  10,000,001
Sanwa Bank, Ltd.
4/11/97 5.54  1,000,000  1,000,006
Societe Generale, France
7/18/97 5.55  5,000,000  5,000,021
Westdeutsche Landesbank
4/7/97 5.41  5,000,000  5,000,003
  49,000,257
TOTAL CERTIFICATES OF DEPOSIT   174,884,374
COMMERCIAL PAPER - 26.7%
Asset Securitization Coop. Corp.
4/8/97 5.35  2,000,000  1,997,927
4/14/97 5.35  1,000,000  998,079
4/21/97 5.35  2,000,000  1,994,089
Caisse d'Amortissement de la Dette Sociale
7/1/97 5.44  686,000  676,723
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/14/97 5.38% $ 1,000,000 $ 998,068
4/21/97 5.39  1,000,000  997,027
5/30/97 5.44  1,000,000  991,199
Commerzbank U.S. Finance, Inc.
4/14/97 5.33  6,000,000  5,988,517
Eiger Capital Corp.
4/23/97 5.58  1,000,000  996,608
Electricite de France
7/22/97 5.43  985,000  968,758
Enterprise Funding Corp.
4/2/97 5.37  960,000  959,857
4/16/97 5.45  2,000,000  1,995,475
5/23/97 5.65  1,000,000  991,911
Ford Motor Credit Corp.
4/8/97 5.36  2,000,000  1,997,927
4/23/97 5.37  5,000,000  4,983,775
7/28/97 5.51  5,000,000  4,912,156
General Electric Capital Corp.
5/6/97 5.42  5,000,000  4,974,382
5/29/97 5.34  5,000,000  4,957,547
7/7/97 5.50  2,000,000  1,970,900
7/29/97 5.52  5,000,000  4,911,246
General Electric Co.
5/27/97 5.35  5,000,000  4,959,011
Goldman Sachs Group, L.P. (The)
5/12/97 5.45  2,000,000  1,987,928
Kredietbank, NA Finance Corp.
4/10/97 5.34  9,000,000  8,988,030
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
4/23/97 5.58  1,000,000  996,608
Merrill Lynch & Co., Inc.
4/14/97 5.34  1,000,000  998,086
5/28/97 5.36  2,000,000  1,983,280
Morgan Stanley Group, Inc.
4/15/97 5.40  5,300,000  5,288,994
5/15/97 5.42  1,000,000  993,473
New Center Asset Trust
4/22/97 5.35  1,000,000  996,897
Norfolk Southern Corp.
4/7/97 5.37  1,000,000  999,110
PHH Corp.
4/9/97 5.36  2,000,000  1,997,631
Preferred Receivables Funding Corp.
4/7/97 5.38  2,350,000  2,347,904
4/25/97 5.35  2,000,000  1,992,947
Triple A One Funding Corp.
4/7/97 5.37  1,000,000  999,108
Unifunding, Inc.
4/23/97 5.36  1,000,000  996,743
6/12/97 5.44  5,900,000  5,836,693
Wool International
4/23/97 5.35  330,000  328,933
TOTAL COMMERCIAL PAPER   91,953,547
FEDERAL AGENCIES - 10.4%
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 0.5%
6/10/97 5.36  1,615,000  1,598,404

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 7.9%
4/1/97 5.37% $ 2,000,000 $ 1,999,199
4/2/97 5.38  10,000,000  9,999,340
5/1/97 5.46  5,000,000  4,998,927
6/9/97 5.46  5,000,000  4,996,997
6/13/97 5.46  5,000,000  4,997,109
  26,991,572
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 2.0%
4/30/97 5.34  7,000,000  6,970,678
TOTAL FEDERAL AGENCIES   35,560,654
BANK NOTES (A) - 2.9%
Morgan Guaranty Trust, NY
5/14/97 5.46  10,000,000  9,995,466
SHORT-TERM NOTES (A) - 1.8%
Capital One Funding Corp. (1994-B)
4/7/97 5.68  4,061,000  4,061,000
Capital One Funding Corp. (1994-E)
4/7/97 5.68  2,256,000  2,256,000
TOTAL SHORT-TERM NOTES   6,317,000
TIME DEPOSITS - 0.3%
Bank of Tokyo - Mitsubishi Ltd.
4/3/97 5.50  1,000,000  1,000,000
REPURCHASE AGREEMENTS - 4.5%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 3/31/97 due 4/1/97
  At 6.01% $ 15,532,593   15,530,000
TOTAL INVESTMENTS - 100%   $ 343,930,902
Total Cost for Income Tax Purposes $  343,930,902
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
INCOME TAX INFORMATION
At March 31,1997, the fund had a capital loss carryforward of approximately $17,000 of which $2,000, $5,000 and $10,000 will expire on March 31, 1998,
2004, and 2005, respectively.
A total of 7.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1997

ASSETS

Investment in securities, at value (including repurchase agreements of $15,530,000) - See accompanying             $ 343,930,902
schedule

Interest receivable                                                                                                 2,115,747

 TOTAL ASSETS                                                                                                        346,046,649

LIABILITIES

Payable for investments purchased                                                                    $ 1,998,855

Distributions payable                                                                                 252,881

Accrued management fee                                                                                 65,874

Distribution fees payable                                                                             6,763

Other payables and accrued expenses                                                                   13,710

 TOTAL LIABILITIES                                                                                                   2,338,083

NET ASSETS                                                                                                          $ 343,708,566

Net Assets consist of:

Paid in capital                                                                                                     $ 343,792,694

Accumulated net realized gain (loss) on investments                                                                 (84,128
                                                                                                                    )

NET ASSETS                                                                                                         $ 343,708,566

CLASS I:                                                                                                             $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($312,891,881 (divided by)
 312,968,464 shares)

CLASS II:                                                                                                            $1.00
NET ASSET VALUE, offering price
 and redemption price per share
 ($14,166,085 (divided by)
  14,169,553 shares)

CLASS III:                                                                                                          $1.00
NET ASSET VALUE, offering price and
 redemption price per share
 ($16,650,600 (divided by)
 16,654,677 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1997

INTEREST INCOME                                                       $ 16,979,507

EXPENSES

Management fee                                          $ 1,289,421

Distribution fees

 Class II                                                12,491

 Class III                                               27,507

Non-interested trustees' compensation                    15,659

 Total expenses before reductions                        1,345,078

 Expense reductions                                      (690,082      654,996
                                                        )

NET INTEREST INCOME                                                    16,324,511

NET REALIZED GAIN (LOSS)                                               (10,180
 ON INVESTMENTS                                                       )

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 16,314,331


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   YEAR ENDED   SEVEN MONTHS   YEAR ENDED
                                    MARCH 31,    ENDED          AUGUST 31,
                                    1997         MARCH 31,      1995
                                                 1996


Operations                                                          $ 16,324,511    $ 9,320,785     $ 17,187,869
Net interest income

 Net realized gain (loss)                                            (10,180         (12,554         9,578
                                                                    )               )

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     16,314,331      9,308,231       17,197,447

Distributions to shareholders from:
Net interest income

  Class I                                                            (15,341,476     (9,263,759      (17,187,869)
                                                                    )               )

  Class II                                                           (430,045        (46,808         -
                                                                    )               )

  Class III                                                          (552,990        (10,218         -
                                                                    )               )

 TOTAL DISTRIBUTIONS                                                 (16,324,511     (9,320,785      (17,187,869)
                                                                    )               )

Share transactions - net increase (decrease) at net asset value of $1.00 per share:

  Class I                                                            89,124,894      (77,080,576     (98,479,619)
                                                                                    )

  Class II                                                           9,458,555       4,710,998       -

  Class III                                                          15,044,461      1,610,216       -

 TOTAL SHARE TRANSACTIONS                                            113,627,910     (70,759,362     (98,479,619)
                                                                                    )

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            113,617,730     (70,771,916     (98,470,041)
                                                                                    )

NET ASSETS

 Beginning of period                                                 230,090,836     300,862,752     399,332,793

 End of period                                                      $ 343,708,566   $ 230,090,836   $ 300,862,752



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                           YEAR ENDED   SEVEN MONTHS    YEARS ENDED AUGUST 31,                 TEN MONTHS
                           MARCH 31,    ENDED                                                  ENDED
                                         MARCH 31,                                             AUGUST 31,

SELECTED PER-SHARE DATA    1997         1996            1995                     1994   1993   1992



Net asset value, beginning of period                  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations

 Net interest income                                   .053        .032        .054        .033        .029        .034

Less Distributions

 From net interest income                              (.053)      (.032)      (.054)      (.033)      (.029)      (.034)

Net asset value, end of period                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B                                         5.39%       3.21%       5.53        3.34        2.93        3.44%
                                                                              %           %           %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 312,892   $ 223,772   $ 300,863   $ 399,333   $ 611,410   $ 765,721

Ratio of expenses to average net assets                .20% C      .27% A,     .42         .42         .42         .42% A
                                                                  C           %           %           %

Ratio of net interest income to average net assets     5.26%       5.46% A     5.33        3.24        2.89        4.04% A
                                                                              %           %           %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS II
                           YEAR ENDED   NOVEMBER 6, 1995
                           MARCH 31,    (COMMENCEMENT
                                        OF OPERATIONS) TO
                                         MARCH 31,

SELECTED PER-SHARE DATA    1997         1996

Net asset value, beginning of period                  $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                   .051       .021

Less Distributions

 From net interest income                              (.051)     (.021)

Net asset value, end of period                        $ 1.000    $ 1.000

TOTAL RETURN B                                         5.23%      2.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 14,166   $ 4,709

Ratio of expenses to average net assets                .35% C     .35% A,
                                                                 C

Ratio of net interest income to average net assets     5.14%      5.06% A

FINANCIAL HIGHLIGHTS - CLASS III
                           YEAR ENDED   NOVEMBER 6, 1995
                           MARCH 31,    (COMMENCEMENT
                                        OF OPERATIONS) TO
                                         MARCH 31,

SELECTED PER-SHARE DATA    1997         1996

Net asset value, beginning of period                  $ 1.000    $ 1.000

Income from Investment Operations

 Net interest income                                   .050       .021

Less Distributions

 From net interest income                              (.050)     (.021)

Net asset value, end of period                        $ 1.000    $ 1.000

TOTAL RETURN B                                         5.12%      2.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 16,651   $ 1,610

Ratio of expenses to average net assets                .45% C     .45% A,
                                                                 C

Ratio of net interest income to average net assets     5.03%      5.01% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury, Government, Domestic and Money Market are funds of Fidelity Institutional Cash Portfolios (a trust). Treasury Only is a fund of Daily Money Fund (a trust). Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios (a trust). Rated Money Market is a fund of Fidelity Money Market Trust (a trust). Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares.
Each fund currently offers three classes of shares, Class I, Class II and Class III, each of which has equal rights as to assets and voting privileges except that each class bears different distribution and transfer agent expenses and certain registration fees. Each class has exclusive voting rights with respect to its distribution plans.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.
The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax-Exempt, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
ALLOCATED EARNINGS AND EXPENSES. Interest income, expenses (other than expenses incurred under the Distribution and Service Plan, Transfer Agent Agreement and certain registration fees for each class) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.
TREASURY ONLY AND RATED MONEY MARKET: Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Income dividends are declared separately for each class.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. On March 31, 1997, Government fund had a reverse repurchase agreement amounting to $75,771,048 at 5.25% outstanding. The agreement, which matured on April 1, 1997, was collateralized by $76,000,000 of Federal National Mortgage Association Agency Coupons due on August 1, 1997.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
may be difficult. Information regarding restricted securities is included at the end of each applicable fund's schedule of investments.
3. JOINT TRADING ACCOUNT.
At the end of the period, the following funds had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $276,687,055 at 3.00%, $416,963,605 at 6.01%, $408,328,571 at 6.13%, $5,464,986,237 at 6.50% and $420,499,325 at
5.30% for Treasury and $840,948,481 at 6.70%, $130,168,729 at 6.01%,
$15,489,639 at 6.13%, $71,220,853 at 6.50%, $46,130,614 at 5.38%,
$138,655,040 at 5.34%, $46,211,253 at 5.34%, $137,609,650 at 5.34%,
$92,464,856 at 5.35% and $35,176,847 at 5.35%  for Government fund. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED MARCH 31, 1997 DUE APRIL 1, 1997  AT 3.00%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $325,000,000
Aggregate maturity amount of agreements $325,027,083
Aggregate market value of transferred assets $332,221,077
Coupon rates of transferred assets 0% to 14.00%
Maturity dates of transferred assets 5/31/97 to 2/15/27
DATED MARCH 31, 1997 DUE APRIL 1, 1997  AT 6.01%
Number of dealers or banks 7
Maximum amount with one dealer or bank 24.1%
Aggregate principal amount of agreements $665,243,000
Aggregate maturity amount of agreements $665,354,069
Aggregate market value of transferred assets $679,150,061
Coupon rates of transferred assets 0% to 13.875%
Maturity dates of transferred assets 4/30/97 to 2/15/27
DATED MARCH 31, 1997 DUE APRIL 1, 1997  AT 6.13%
Number of dealers or banks 5
Maximum amount with one dealer or bank 28.3%
Aggregate principal amount of agreements $565,000,000
Aggregate maturity amount of agreements $565,096,281
Aggregate market value of transferred assets $576,904,616
Coupon rates of transferred assets 0% to 13.875%
Maturity dates of transferred assets 4/3/97 to 2/15/27

DATED MARCH 31, 1997 DUE APRIL 1, 1997  AT 6.50%
Number of dealers or banks 14
Maximum amount with one dealer or bank 20.0%
Aggregate principal amount of agreements $6,745,916,000
Aggregate maturity amount of agreements $6,747,133,620
Aggregate market value of transferred assets $6,885,272,667
Coupon rates of transferred assets 0% to 13.875%
Maturity dates of transferred assets 4/15/97 to 2/15/27
DATED MARCH 31, 1997 DUE APRIL 1, 1997  AT 6.70%
Number of dealers or banks 3
Maximum amount with one dealer or bank 40.5%
Aggregate principal amount of agreements $840,792,000
Aggregate maturity amount of agreements $840,948,481
Aggregate market value of transferred assets $866,739,962
Coupon rates of transferred assets 5.00% to 17.00%
Maturity dates of transferred assets 4/1/97 to 4/1/27
DATED FEBRUARY 4, 1997 DUE APRIL 2, 1997  AT 5.30%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $504,195,833
Aggregate market value of transferred assets $510,000,014
Coupon rates of transferred assets 0% to 14.00%
Maturity dates of transferred assets 4/24/97 to 2/15/26
DATED MARCH 14, 1997 DUE APRIL 2, 1997  AT 5.38%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,283,944
Aggregate market value of transferred assets $102,908,649
Coupon rates of transferred assets 5.754% to 10.50%
Maturity dates of transferred assets 4/10/97 to 4/1/34
DATED MARCH 6, 1997 DUE APRIL 7, 1997  AT 5.34%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $301,424,000
Aggregate market value of transferred assets $309,000,000
Coupon rates of transferred assets 5.625% to 10.00%
Maturity dates of transferred assets 8/1/01 to 1/1/37
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED MARCH 7, 1997 DUE APRIL 7, 1997  AT 5.34%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,459,833
Aggregate market value of transferred assets $103,000,000
Coupon rates of transferred assets 5.625% to 10.00%
Maturity dates of transferred assets 8/1/01 to 1/1/37
DATED MARCH 10, 1997 DUE APRIL 9, 1997  AT 5.34%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $301,335,000
Aggregate market value of transferred assets $309,285,874
Coupon rates of transferred assets 6.00% to 8.643%
Maturity dates of transferred assets 3/31/01 to 4/1/26
DATED MARCH 11, 1997 DUE APRIL 14, 1997  AT 5.35%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,010,556
Aggregate market value of transferred assets $206,000,000
Coupon rates of transferred assets 5.625% to 10.00%
Maturity dates of transferred assets 8/1/01 to 1/1/37
DATED MARCH 11, 1997 DUE APRIL 14, 1997  AT 5.35%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100.0%
Aggregate principal amount of agreements $180,000,000
Aggregate maturity amount of agreements $180,909,500
Aggregate market value of transferred assets $186,608,579
Coupon rates of transferred assets 5.50% to 13.25%
Maturity dates of transferred assets 11/1/05 to 11/1/26
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of average net assets except for Treasury Only and Rated Money Market.
For Treasury Only and Rated Money Market, FMR pays all expenses except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets, reduced by the fees and expenses paid by the fund to the non-interested Trustees.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans of Class II and Class III, and in accordance with Rule 12b-1 of the 1940 Act, each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on an annual rate of .15% and .25% of the average net assets of the Class II and Class III shares, respectively. For the period, the distribution fees received by FDC on behalf of each class of shares are shown on each fund's Statement of Operations. Of the fees paid to FDC, all were paid to securities dealers, banks and other financial institutions for selling Class II and Class III shares and providing shareholder support services.
In addition, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of each class' shares or render shareholder support services.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt. FIIOC receives account fees and asset-based fees that vary according to account size. FIIOC pays for typesetting and mailing of all shareholder reports, except proxy statements.
For the period, the transfer agent fees were equivalent to the following annual rates as a percentage of average net assets:
  CLASS I CLASS II CLASS III
Treasury  .03% .03% .03%
Government .03% .04% .04%
Domestic .04% .08% .04%
Money Market .05% .03% .04%
Tax-Exempt .03% .02% .03%

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. UMB also has a sub-contract with FSC to maintain Tax-Exempt's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each
5. EXPENSE REDUCTIONS - CONTINUED
fund) above an annual rate of .20% (.18% for Money Market) of average net assets. For the period, the reimbursement reduced expenses by the following:
 CLASS I CLASS II CLASS III
Treasury  $ 2,975,532 $ 170,653 $ 1,271,301
Government $ 1,633,833 $ 154,712 $ 525,385
Domestic $ 858,836 $ 60,843 $ 121,268
Money Market $ 8,257,507 $ 200,719 $ 456,728
Tax-Exempt $ 1,226,453 $ 272,924 $ 182,626
Treasury Only $ 2,723,853 $ 59,559 $ 53,950
Rated Money Market $ 641,279 $ 18,417 $ 24,206
In addition, each of Treasury, Government, Domestic, Money Market and Tax-Exempt has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the class' expenses. During the period, the custodian fees were reduced by $1,367, $0, $1,063, $4,610 and $74,632 under the custodian arrangements for Treasury, Government, Domestic, Money Market and Tax-Exempt, respectively, and Tax Exempt Class I expenses were reduced by $10,163 under the transfer agent arrangement.
Also, FMR has entered into arrangements on behalf of Treasury Only and Rated Money Market with each fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, expenses were reduced by $5,894 and $6,180 for Treasury Only and Rated Money Market, respectively, under these arrangements.
6. BENEFICIAL INTEREST.
At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:
 NUMBER OF  %
FUND SHAREHOLDERS OWNERSHIP
Money Market 1 37%
Government 1 10%
Tax-Exempt 1 19%
Treasury Only 2 40%
Rated Money Market 1 11%
7. MERGER INFORMATION.
On July 31, 1996, Treasury Class I acquired all of the assets and assumed all of the liabilities of the Government Portfolio of Fidelity Investors Institutional Trust: State and Local Asset Management Series (Government Portfolio). The acquisition, which was approved by the shareholders of Government Portfolio on June 19, 1996, was accomplished by an exchange of 103,373,186 shares of Treasury Class I for the 103,373,186 shares then outstanding (each valued at $1.00) of Government Portfolio with no gain or loss recognized to either fund. Government Portfolio net assets were combined with Treasury Class I for total net assets after the acquisition of $9,021,331,082.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
TREASURY CLASS I   YEAR ENDED    YEAR ENDED
                    MARCH  31,    MARCH  31,
                   1997          1996 *


Shares sold                                                                                $ 51,392,833,560    $ 51,861,896,309

Issued in reinvestment of distributions from net interest income                            130,991,169         113,431,831

Shares redeemed                                                                             (53,163,171,287)    (50,675,625,449)

                                                                                            (1,639,346,558)     1,299,702,691

Issued in exchange for shares of Fidelity Institutional Cash Portfolios: Treasury           -                   1,004,660,627

Issued in exchange for shares of Fidelity Money Market Trust: U.S. Treasury Portfolio       -                   141,827,906

Issued in exchange for shares of State & Local Asset Management Series: U.S. Government     103,373,186         -
Portfolio

Net increase (decrease) in shares                                                           (1,535,973,372)     2,446,191,224



TREASURY CLASS II

Shares sold                                                         $ 1,147,452,055   $ 438,269,291

Issued in reinvestment of distributions from net interest income     2,108,503         1,519,235

Shares redeemed
                                                                    (1,100,225,749)   (399,314,108)

Net increase (decrease) in shares                                    49,334,809        40,474,418


TREASURY CLASS III


Shares sold                                                         $ 25,507,021,888   $ 14,781,999,217

Issued in reinvestment of distributions from net interest income     32,616,119         13,304,486

Shares redeemed                                                                         (13,945,472,798)
                                                                    (23,350,573,572)

Net increase (decrease) in shares                                    2,189,064,435      849,830,905


(*) SHARE TRANSACTIONS FOR CLASS II AND CLASS III ARE FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1996.
8. SHARE TRANSACTIONS - CONTINUED
GOVERNMENT CLASS I   YEAR ENDED    YEAR ENDED
                      MARCH  31,    MARCH  31,
                     1997          1996 *


Shares sold                                                                                $ 31,288,279,248   $ 24,152,458,174

Issued in reinvestment of distributions from net interest income                            63,368,555         79,149,062

Shares redeemed                                                                                                (24,704,636,133)
                                                                                           (31,605,172,055)

                                                                                                               (473,028,897)
                                                                                           (253,524,252)

Issued in exchange for shares of Fidelity Money Market Trust: U.S. Government Portfolio     -                  216,066,944

Net increase (decrease) in shares                                                           (253,524,252)      (256,961,953)



GOVERNMENT CLASS II

Shares sold                                                         $ 1,467,303,108   $ 100,001

Issued in reinvestment of distributions from net interest income     1,412,751         2,160

Shares redeemed
                                                                    (1,360,167,468)   -

Net increase (decrease) in shares                                    108,548,391       102,161


GOVERNMENT CLASS III


Shares sold                                                         $ 5,816,665,826   $ 850,158,890

Issued in reinvestment of distributions from net interest income     13,902,680        1,766,027

Shares redeemed
                                                                    (5,366,035,152)   (697,927,350)

Net increase (decrease) in shares                                    464,533,354       153,997,567



DOMESTIC CLASS I

Shares sold                                                         $ 12,924,621,129   $ 6,513,086,890

Issued in reinvestment of distributions from net interest income     31,498,935         21,122,058

Shares redeemed
                                                                    (13,154,461,536)   (6,188,234,960)

Net increase (decrease) in shares                                    (198,341,472)      345,973,988

DOMESTIC CLASS II

Shares sold                                                         $ 35,713,425       $ 2,101,358

Issued in reinvestment of distributions from net interest income     151,907            3,527

Shares redeemed
                                                                    (33,734,372)       -

Net increase (decrease) in shares                                    2,130,960          2,104,885

DOMESTIC CLASS III



Shares sold                                                          696,271,795     488,371,167

Issued in reinvestment of distributions from net interest income     2,897,940       1,792,344

Shares redeemed
                                                                    (624,846,724)   (469,312,190)

Net increase (decrease) in shares                                    74,323,011      20,851,321


MONEY MARKET CLASS I


Shares sold                                                         $ 67,413,397,877   $ 51,277,142,050

Issued in reinvestment of distributions from net interest income     299,702,868        233,633,869

Shares redeemed                                                                         (50,174,644,708)
                                                                    (65,464,948,260)

Net increase (decrease) in shares                                    2,248,152,485      1,336,131,211

MONEY MARKET CLASS II



Shares sold                                                         $ 1,362,898,014   $ 364,545,650

Issued in reinvestment of distributions from net interest income     5,216,271         646,687

Shares redeemed
                                                                    (1,264,714,433)   (300,973,077)

Net increase (decrease) in shares                                    103,399,852       64,219,260


MONEY MARKET CLASS III


Shares sold                                                         $ 4,306,231,929   $ 1,782,025,633

Issued in reinvestment of distributions from net interest income     14,063,111        5,459,414

Shares redeemed
                                                                    (4,105,748,648)   (2,015,317,386)

Net increase (decrease) in shares                                    214,546,392       (227,832,339)


(*) SHARE TRANSACTIONS FOR CLASS II ARE FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1996.
8. SHARE TRANSACTIONS - CONTINUED

TAX-EXEMPT CLASS I                                                  YEAR ENDED         YEAR ENDED
                                                                     MARCH  31,         MARCH  31,
                                                                    1997               1996 *

Shares sold                                                         $ 11,513,515,390   $ 10,356,972,054

Issued in reinvestment of distributions from net interest income     17,161,222         17,440,742

Shares redeemed                                                                         (10,444,666,430)
                                                                    (11,315,010,890)

Net increase (decrease) in shares                                    215,665,722        (70,253,634)



TAX-EXEMPT CLASS II

Shares sold                                                         $ 560,462,788   $ 960,001

Issued in reinvestment of distributions from net interest income     3,641,145       7,899

Shares redeemed
                                                                    (504,813,509)   -

Net increase (decrease) in shares                                    59,290,424      967,900

TAX-EXEMPT CLASS III



Shares sold                                                         $ 114,945,562   $ 4,699,909

Issued in reinvestment of distributions from net interest income     362,928         20,999

Shares redeemed
                                                                    (89,979,315)    (3,732,443)

Net increase (decrease) in shares                                    25,329,175      988,465

TREASURY ONLY CLASS I



Shares sold                                                         $ 4,229,941,785   $ 4,611,358,001

Issued in reinvestment of distributions from net interest income     12,828,520        13,504,008

Shares redeemed
                                                                    (4,447,100,336)   (4,529,982,026)

Net increase (decrease) in shares                                    (204,330,031)     94,879,983


TREASURY ONLY CLASS II


Shares sold                                                         $ 298,699,093   $ 14,117,827

Issued in reinvestment of distributions from net interest income     554,623         9,279

Shares redeemed
                                                                    (242,846,602)   (14,025,066)

Net increase (decrease) in shares                                    56,407,114      102,040

TREASURY ONLY CLASS III



Shares sold                                                         $ 244,892,862   $ 364,952,984

Issued in reinvestment of distributions from net interest income     686,016         176,421

Shares redeemed
                                                                    (213,665,921)   (361,032,202)

Net increase (decrease) in shares                                    31,912,957      4,097,203


RATED MONEY MARKET CLASS I   YEAR ENDED   SEVEN MONTHS       YEAR ENDED
                              MARCH 31,   ENDED MARCH 31,    AUGUST 31,
                             1997         1996 *              1995


Shares sold                                                         $ 2,332,079,346   $ 1,118,760,375   $ 2,232,610,577

Issued in reinvestment of distributions from net interest income     12,977,967        7,202,839         12,093,056

Shares redeemed
                                                                    (2,255,932,419)   (1,203,043,790)   (2,343,183,252)

Net increase (decrease) in shares                                    89,124,894        (77,080,576)      (98,479,619)


RATED MONEY MARKET CLASS II


Shares sold                                                         $ 159,000,255   $ 10,100,001   $ -

Issued in reinvestment of distributions from net interest income     420,837         10,997         -

Shares redeemed
                                                                    (149,962,537)   (5,400,000)    -

Net increase (decrease) in shares                                    9,458,555       4,710,998      -


RATED MONEY MARKET CLASS III


Shares sold                                                         $ 110,378,099   $ 1,600,001   $ -

Issued in reinvestment of distributions from net interest income     498,792         10,215        -

Shares redeemed
                                                                    (95,832,430)    -             -

Net increase (decrease) in shares                                    15,044,461      1,610,216     -


(*) SHARE TRANSACTIONS FOR CLASS II AND CLASS III ARE FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF SHARES) TO MARCH 31, 1996. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Fidelity Institutional Tax-Exempt Cash Portfolios
To the Trustees of Daily Money Fund and the Shareholders of Treasury Only
and
To the Trustees of Fidelity Money Market Trust and the Shareholders of Rated Money Market:
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, as of March 31, 1997, and the related statements of operations and changes in net assets, and the financial highlights for the applicable periods indicated, of Fidelity Institutional Tax-Exempt Cash Portfolios: Tax-Exempt (Class I, II and III), Daily Money Fund: Treasury Only (Class I, II and III) and Fidelity Money Market Trust: Rated Money Market (Class I, II and III) as included on pages 25 to 40, 41 to 44 and 45 to 49, respectively, of this annual report. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Institutional Tax-Exempt Cash Portfolios: Tax-Exempt (Class I, II and III), Daily Money Fund: Treasury Only (Class I, II and III) and Fidelity Money Market Trust: Rated Money Market (Class I, II and III) as of March 31, 1997, the results of their operations for the applicable periods then ended, the changes in their net assets and the financial highlights for each of the applicable periods, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
April 29 , 1997
To the Trustees and Shareholders of Fidelity Institutional Cash Portfolios In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury, Government, Domestic and Money Market (constituting Fidelity Institutional Cash Portfolios, hereafter referred to as the "Fund") at March 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at March 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
/s/ PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Dallas, Texas
May 2, 1997







INVESTMENT ADVISOR
Fidelity Management & Research Company
Boston MA
SUB-ADVISOR
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Sarah H. Zenoble, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Robert Litterest, VICE PRESIDENT
Burnell Stehman, VICE PRESIDENT
John Todd, VICE PRESIDENT
Scott A. Orr, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
CUSTODIANS
The Bank of New York
New York, NY
 FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
 TREASURY, GOVERNMENT, DOMESTIC
 AND MONEY MARKET
 DAILY MONEY FUND: TREASURY ONLY
 FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS